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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
Post-Effective Amendment No.57    ☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
Amendment No. 60    ☑

MANNING & NAPIER FUND, INC.
(Exact name of registrant as specified in charter)

290 Woodcliff Drive
Fairport, NY 14450
(Address of Principal Executive Offices) (Zip Code)

(Registrant's Telephone Number, Including Area Code)
(585) 325-6880

B. Reuben Auspitz
c/o Manning & Napier Fund, Inc.
290 Woodcliff Drive
Fairport, NY 14450

(Name and Address of Agent for Service)
Copies to:
Richard W. Grant, Esquire
Morgan, Lewis & Bockius, LLP
1701 Market St.
Philadelphia, PA 19103

It is proposed that this filing will become effective:
 ☐ immediately upon filing pursuant to paragraph (b)
 ☑ on February 2, 2007 pursuant to paragraph (b)
 ☐ 60 days after filing pursuant to paragraph (a)(1)
 ☐ on [date] pursuant to paragraph (a)(1)
 ☐ 75 days after filing pursuant to paragraph (a)(2)
 ☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
             ☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

Manning & Napier Fund, Inc.
EQUITY SERIES Prospectus - February 2, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Goals, Strategies, and Risks

Investment Goal
Long-term growth of capital.

Principal Investment Strategies
Series will, under normal circumstances, invest at least 80% of its assets in equity securities. The Series invests primarily in common stocks of U.S. issuers. The Advisor uses a "bottom-up" strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

• Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
• Improving market share in consolidating industries.
• Low price relative to fundamental or breakup value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

• U.S. stock markets decline.
• An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
• The Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

• The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
• The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
• Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Russell 3000® Index, an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies. Performance figures prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: All-Equity Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series’ fees, historical performance would have been lower if the Collective had been subject to the same fees.

Equity Series % Total Return
[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE EQUITY SERIES FOR 1999, 2000, 2001, 2002, 2003, 2004, 2005 AND 2006 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1999, 40.52%; 2000, 19.01%; 2001, -4.23%; 2002, -19.55%; 2003, 27.40%; 2004, 15.87%; 2005, 10.44%; and 2006, 20.65%]

Average Annual Total Returns
(For the periods ended December 31, 2006)

	1 Year	5 Years	Since Inception on 5/1/98†
Return Before Taxes	20.65%	9.61%	9.85%
Return After Taxes on Distributions	20.16%	*	*
Return After Taxes on Distributions and Sale of Series Shares	13.95%	*	*
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	15.71%	7.17%	4.97%

* Historical after-tax returns are not presented because prior to its reorganization, the Collective was not required to distribute income to investors annually.
† Performance numbers for the Series and index are calculated from May 1, 1998, the Collective’s inception date.

Quarterly Returns
Highest: 21.91% in 2nd quarter 1999
Lowest: -16.56% in 3rd quarter 2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

More About the Series’ Investments

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Equity Series
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	1.30%[2]
Total annual fund operating expenses	2.30%[3]
Less fee waivers and expense reimbursements	(1.24)%[4]
Net expenses	1.06%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses include all operating expenses of the Series (except Management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.
3The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
4The Advisor has contractually agreed to limit its fees and reimburse expense to the extent necessary so that the Series’ total direct fund operating expenses do not exceed 1.05% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least February 28, 2008 and may be extended.

The example below assumes that:

• You invest $10,000 for the periods shown
• The Series’ operating expenses remain the same
• Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$108*	$599*	$1,117*	$2,540*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More Information about Principal Investments
Equity securities The Series invests primarily in equity securities of U.S. companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks.

ETFs The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information About Principal Risks
Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series’ Investment Strategy and Goal
The investment strategy of the Series is to invest, under normal circumstances, at least 80% of its assets in equity securities. The Series will notify its shareholders at least sixty days prior to any change in its in-vestment strategy.

The Series’ Board of Directors may change its investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, NY 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $14 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers
The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

The following people serve on the Advisor’s Senior Research Group:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, Manning & Napier Advisors, Inc., 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Portfolio Managers (continued)

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00% of the Series’ average daily net assets, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series’ total direct fund operating expenses to 1.05% of the average daily net assets of the Series. This contractual waiver will remain in effect at least until February 28, 2008 and may be extended. Due to fee waivers and expense reimbursements, the Advisor did not receive any of its management fee for the fiscal year ended October 31, 2006. A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2006, which covers the period November 1, 2005 through April 30, 2006.

The Advisor may use its own resources to engage in activities that may pro-mote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisers.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares
The initial minimum investment for the Series is $2,000. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. These investment minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series’ investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Manning & Napier Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please re-view your account application for additional information.

By Mail
Opening an account

• Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:
Manning & Napier Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

• To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
• Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
• After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account
• You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank ac-count into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount for any Series other than the Overseas Series is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see "Excessive Trading".

By Mail
• Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 8, signed by each registered account owner, exactly as your names appear on the account registration.
• Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
• Provide both account numbers.

By Telephone
• Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
• Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
• Provide both account numbers.
• We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail
• Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 8, signed by each registered account owner, exactly as your names appear in the account registration.
• State the name of the Series and the number of shares or dollar amount to be sold.
• Provide the account number.
• Medallion Guarantees may be required.
• Additional documentation may be required (call the Fund for details).

By Telephone
• Unless you have declined telephone privileges, call us at 1-800-466-3863.
• Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.
• Provide your account number.
• We may ask for identification, and all telephone calls are recorded.
• Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
• Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 8 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day’s price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite these efforts, however, the Fund may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series’ shares), and as a result frequent trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or ex-change out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

Excessive Trading (continued)
The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary’s policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps de-signed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the ex-change is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Valuation of Shares (continued)
Although the Series invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value - for example, if the ex-change on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

Communicating with the Manning & Napier Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Manning & Napier Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Manning & Napier Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Manning & Napier Fund’s Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series’ Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series share-holders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are avail-able on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
• Pays dividends once a year, in December.
• Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up with-holding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights
The financial highlights table is intended to help you understand the Series’ financial performance for the period since its inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

For the Years Ended	10/31/06	10/31/05	10/31/04	10/31/03	For the Period 7/10/02[1] to 10/31/02
Per share data (for a share outstanding throughout each period):
Net asset value-Beginning of period	$17.24	$15.63	$13.42	$11.42	$11.51
Income (loss) from investment operations:
Net investment income (loss)	0.04	(0.01)	(0.01)	0.01	0.03
Net realized and unrealized gain (loss) on investments	3.25	2.45	2.23	2.02	(0.12)
Total from investment operations	3.29	2.44	2.22	2.03	(0.09)
Less distributions to shareholders:
From net investment income	—	—	(0.01)	(0.03)	—
From net realized gain on investments	(1.34)	(0.83)	—	—	—
Total distributions to shareholders	(1.34)	(0.83)	(0.01)	(0.03)	—
Net asset value - End of period	$19.19	$17.24	$15.63	$13.42	$11.42
Total return[2]	20.36%	16.05%	16.52%	17.82%	(0.78%)
Ratios (to average net assets)/Supplemental Data:
Expenses	*1.05%	1.05%	1.05%	1.05%	1.05%[3]
Net investment income (loss)	0.35%	(0.04%)	(0.06%)	0.09	0.78%[3]
Portfolio turnover	55%	57%	60%	58%	30%
Net assets - End of period (000's omitted)	$8,310	$2,714	$1,769	$1,206	$518

*The investment advisor did not impose its management fee and paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:                                              1.24%         2.33%       2.85%         11.55%      31.993

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
3Annualized.

Manning & Napier Fund, Inc.

Manning & Napier Fund, Inc.
Equity Series

Ticker: EXEYX
CUSIP: 563821602
Fund Code: 122

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
• You may obtain shareholder reports, when available, and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fair-port, New York 14450. These documents are also available at www.manningnapieradvisors.com.

• You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Manning & Napier Fund, Inc.

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Manning & Napier Fund, Inc.
OVERSEAS SERIES Prospectus - February 2, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

(This Page Intentionally Left Blank)

Goals, Strategies, and Risks

Investment Goal
Provide long-term growth.

Principal Investment Strategies
The Series invests primarily in common stocks of issuers from outside the United States. The Series will, under normal circumstances, invest at least 80% of its assets in securities of issuers from countries outside the United States; typically, the actual percentage will be considerably higher. The Series may invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of companies both in developed countries and in emerging market countries. The maximum allocation to any one country, measured at the time of purchase, is the higher of 10% or double the country’s weighting in the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index. Total holdings in emerging market countries are limited to 25% of the portfolio measured at the time of purchase. The Series may invest in small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

• Strong strategic profiles (e.g., strong market position, benefits from technology, market-share gains in a mature market and high barriers to entry).
• Improving market share in consolidating industries.
• Low price relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

• Foreign and/or U.S. stock markets go down.
• An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
• The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

• The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
• Because the Series’ investments are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
• The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
• Investments in emerging market countries may be more volatile than investments in more developed markets.

Principal Risks of Investing in the Series (continued)
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

• The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
• The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
• Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., a free float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets. Performance figures prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: International Equity Collective Investment Trust (the "Collective") which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series’ fees, historical performance would have been lower if the Collective had been subject to the same fees. The index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation) from the inception of the Collective through December 31, 1998, as net returns were not available. Subsequent to December 31, 1998, the index returns assume daily reinvestment of net dividends (thus accounting for foreign dividend taxation).

Overseas Series
% Total Return
[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE OVERSEAS SERIES FOR 1999, 2000, 2001, 2002, 2003, 2004, 2005 AND 2006 WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE: 1999, 32.83%; 2000, 10.24%; 2001, -3.64%; 2002, -10.86%; 2003, 29.34%; 2004, 24.19%; 2005, 12.16%; AND 2006, 32.37%]

Quarterly Returns
Highest: 15.60% in 2nd quarter 2003
Lowest: -20.38% in 3rd quarter 2002

Average Annual Total Returns
(For the periods ended December 31, 2006)
	1 Year	5 Years	Since Inception on 9/23/98‡
Return Before Taxes	32.37%	16.28%	14.89%
Return After Taxes on Distributions	31.50%	*	*
Return After Taxes on Distributions and Sale of Series Shares	21.30%	*	*
MSCI All Country World Index ex U.S. (reflects no deduction for fees, expenses, or taxes)	26.65%	16.42%	10.54%

* Historical after-tax returns are not presented because prior to its reorganization, the Collective was not required to distribute income to investors annually.
‡ Performance numbers for the Series are calculated from September 23, 1998, the Collective’s inception date. Performance numbers for the Index are calculated from September 30, 1998.

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.

Overseas Series
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	0.70%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.35%[2]
Total annual fund operating expenses	1.05%[3]
Less fee waivers and expense reimbursements	(0.09)%[4]
Net expenses	0.96%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses include all operating expenses of the Series (except Management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.
3The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
4The Advisor has contractually agreed to limit its fees and reimburse expense to the extent necessary so that the Series’ total direct fund operating expenses do not exceed 0.95% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least February 28, 2008 and may be extended.

The example below assumes that:

• You invest $10,000 for the periods shown
• The Series’ operating expenses remain the same
• Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$98*	$325*	$571*	$1,274*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series’ Investments

More Information about Principal Investments
Equity Securities The Series may invest in equity securities of foreign and U.S. companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks.

Foreign Securities The Series invests principally in the common stocks of foreign companies, ADRs and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

Currency hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

ETFs The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information about Principal Risks
Foreign securities risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk Because the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected.

Risks related to currency hedging The value of the Series’ portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series’ Investment Strategy and Goal
The investment strategy of the Series is to invest, under normal circumstances, at least 80% of its assets in securities of issuers from countries outside the United States. The Series will notify its shareholders at least sixty days prior to any change in its investment strategy.

The Series’ Board of Directors may change its investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $14 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers
The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor’s analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series’ Research Team and one member of the Senior Research Group before implementation. No specific member of the Series’ Research Team or Senior Research Group is required to approve security purchases and sales.

The following people serve on the three-member Overseas Series Research Team and the Advisor’s Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, Manning & Napier Advisors, Inc., 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002. Member of Overseas Series Research Team since 2004.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Member of Overseas Series Research Team since 2004. Executive Group Member* since 2002.

Portfolio Managers (continued)

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992. Member of Overseas Series Research Team since 1998.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee of 0.70% of the Series’ average daily net assets, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series’ total direct fund operating expenses to 0.95% of the average daily net assets of the Series. This contractual waiver will remain in effect at least until February 28, 2008 and may be extended. Due to fee waivers and expense reimbursements, the Advisor received a management fee of 0.61% for the fiscal year ended October 31, 2006. A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2006, which covers the period November 1, 2005 through April 30, 2006.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisers.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares
The initial minimum investment for the Series is $5,000,000. The Fund reserves the right to change or waive the Series’ investment minimum in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Manning & Napier Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail
Opening an account
• Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:
Manning & Napier Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

• To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
• Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire
Opening or adding to an account
• After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone
Adding to an Account
• You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000 or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see "Excessive Trading".

By Mail
• Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
• Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
• Provide both account numbers.

By Telephone
• Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
• Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
• Provide both account numbers.
• We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail
• Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
• State the name of the Series and the number of shares or dollar amount to be sold.
• Provide the account number.
• Medallion Guarantees may be required.
• Additional documentation may be required (call the Fund for details).

By Telephone
• Unless you have declined telephone privileges, call us at 1-800-466-3863.
• Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.
• Provide your account number.
• We may ask for identification, and all telephone calls are recorded.
• Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
• Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day’s price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite these efforts, however, the Fund may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series’ shares), and as a result frequent trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invests in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the value of the Series’ shares as compared to a Series investing in U.S. securities. In instances where a significant

Excessive Trading (continued)
event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Series’ shares if the prices of the Series’ foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary’s policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Manning & Napier Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Manning & Napier Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Manning & Napier Fund’s Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series’ Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:

• Pays dividends once a year, in December.
• Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Series. In addition, the Series may be able to pass along a tax credit for foreign income taxes that it pays. The Series will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.
Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights

The financial highlights table is intended to help you understand the Series’ financial performance for the period since its inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

For the Years Ended	10/31/06	10/31/05	10/31/04	10/31/03	For the Period 7/10/02[1] to 10/31/02
Per share data (for a share outstanding throughout each period):
Net asset value-Beginning of period	$21.56	$18.84	$15.66	$12.54	$14.37
Income (loss) from investment operations:
Net investment income (loss)	0.42[5]	0.21	0.17	0.15	—[3]
Net realized and unrealized gain (loss) on investments	6.42	2.85	3.18	2.97	(1.83)
Total from investment operations	6.84	3.06	3.35	3.12	(1.83)
Less distributions to shareholders:
From net investment income	(0.21)	(0.15)	(0.17)	—	—
From net realized gain on investments	(1.50)	(0.19)	—	—	—
Total distributions to shareholders	(1.71)	(0.34)	(0.17)	—	—
Net asset value - End of period	$26.69	$21.56	$18.84	$15.66	$12.54
Total return[2]	33.68%	16.34%	21.58%	24.88%	(12.73%)
Ratios (to average net assets)/Supplemental Data:
Expenses	*0.95%	1.05%	1.05%	1.05%	1.05%[4]
Net investment income (loss)	1.69%	1.15%	1.08%	1.15	(0.10%)[4]
Portfolio turnover	54%	40%	35%	30%	12%
Net assets - End of period (000's omitted)	$87,418	$1,617	$1,044	$701	$510

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
                                    0.09%       4.16%         5.63%       19.95%       33.124

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
3Less than $0.01.
4Annualized.
5Calculated based on average shares outstanding during the period.

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Manning & Napier Fund, Inc.

Manning & Napier Fund, Inc.
Overseas Series

Ticker: EXOSX
Cusip: 563821503
Fund Code: 121

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
• You may obtain shareholder reports, when available, and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.

• You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Manning & Napier Fund, Inc.

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

MANNING & NAPIER FUND, INC. Prospectus - February 2, 2007

Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series

Class A Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Pro-Blend® is a service mark of Manning & Napier Advisors, Inc.

Goals, Strategies, and Risks

The Advisor’s Investment Strategies
The Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals discussed on the following pages. The word "Term" in the Series’ names describes the investment horizon of those investors who may want to consider investing in the Series and does not reflect the Series’ maturity restrictions with respect to their investments in fixed income securities.

A team of investment professionals manages each Series’ portfolio using a multi-strategy approach. The Advisor’s Senior Research Group establishes broad policies regarding the mix of stocks, bonds and cash that is appropriate in light of the investment goals of each Series under prevailing market conditions. Stock analysts and fixed income analysts select individual securities after a peer review for consistency with the Advisor’s disciplines. The specific criteria applied by each group in allocating assets and selecting securities are set forth on the opposite page.

How the Advisor Allocates Assets within Each Series
The Series offer a range of investment strategies from fairly conservative to fairly aggressive. As you move along the investment risk spectrum, the emphasis on growth increases while the focus on capital preservation declines. This movement toward growth usually involves a higher percentage of the portfolio being invested in stocks and the portion of the portfolio being invested in bonds generally containing longer term maturities.

The pie charts below illustrate how the allocation of each Series’ portfolio has varied in the past. The Advisor believes that the most important factor affecting portfolio performance is asset allocation. A Series’ actual asset allocation will vary and may not fall within the ranges shown below depending primarily on current or anticipated market trends.

Historical High and Low Stock Exposures
(as measured on calendar quarters)

Pro-Blend Conservative Term Series
6/30/96-12/31/06
High	Bonds 53.8%	Stocks 29.1%	Cash 17.1%
Low	Bonds 71.0%	Stocks 6.2%	Cash 22.8%

Pro-Blend Moderate Term Series
3/31/94-12/31/06
High	Bonds 43.1%	Stocks 56.2%	Cash 0.7%
Low	Bonds 64.9%	Stocks 18.4%	Cash 16.7%

Pro-Blend Extended Term Series
3/31/94-12/31/06
High	Bonds 25.0%	Stocks 71.1%	Cash 3.9%
Low	Bonds 52.7%	Stocks 44.3%	Cash 3.0%

Pro-Blend Maximum Term Series
6/30/96-12/31/06
High	Bonds 2.2%	Stocks 95.5%	Cash 2.3%
Low	Bonds 27.3%	Stocks 72.7%	Cash 0.0%

Senior Research Group
This group establishes the maximum and minimum percentages of assets each Series will invest in U.S. and foreign stocks, bonds and cash equivalents. The group also establishes investment policies and guidelines used by the other groups to set prices at which each Series may purchase and sell individual securities. In making these decisions, the Advisor focuses on:

• a Series’ risk management priorities
• economic factors such as inflation, employment and interest rate trends
• the outlook for corporate earnings
• stock valuations (e.g., price to earnings and price to book ratios)
• supply and demand for various asset classes

Based on these inputs, and working within the minimum and maximum parameters set by this group, the teams of stock and fixed income analysts adjust asset allocation with each bottom-up decision.

Within each Series’ holdings, the Advisor generally increases the weighting in stocks when it believes stock valuations are attractive and when economic factors appear favorable. For instance, the stock holdings may tend to rise if the Advisor expects corporate earnings to rise, interest rates to fall, or inflation to be low.

The Advisor will generally increase holdings in bonds when it believes stocks are overvalued or when it expects stocks to underperform. It also may increase bond holdings when it expects interest rates to fall and create the opportunity to capture capital gains as bond prices rise.

Stock Analysts (Investment Review Group)
This group selects individual stocks by looking for companies with one or more of the following characteristics:

• strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry)
• improving market share in consolidating industries
• low price relative to fundamental or breakup value

Fixed Income Analysts (Fixed Income Group)
This group selects individual bonds, emphasizing bond market sectors and securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In evaluating bonds, this group considers:

• interest rate sensitivity of particular sectors and securities
• narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities
• for mortgage-related and asset-backed securities, anticipated changes in prepayment rates

 Goals, Strategies, and Risks

Pro-Blend® Conservative Term Series

Investment Goals
Primary: Preservation of capital
Secondary: Long-term growth of capital

Principal Investment Strategies
The Series invests primarily in fixed income securities of the U.S. government, although it may also invest in mortgage-backed securities, corporate bonds and in common stocks of U.S. issuers. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series may also invest in securities of foreign issuers (primarily American Depository Receipts (ADRs)). ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal Risks of Investing in the Series
Because the Series invests principally in bonds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

• Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
• The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may also invest in stocks of U.S. and foreign companies, the Series carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

The value of your investment may also decline if the Advisor’s judgements about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Lehman Brothers Intermediate U.S. Aggregate Bond Index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Lehman Brothers Intermediate U.S. Aggregate Bond Index. The Lehman Brothers Intermediate U.S. Aggregate Bond Index is an unmanaged index that represents the U.S. domestic investment-grade bond market. The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets and consists of 47 developed and emerging market country indices outside the United States. The index is denominated in U.S Dollars. The index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation) from the inception of the Series through December 31, 1998, as net returns were not available. Subsequent to December 31, 1998, the index returns assume daily reinvestment of net dividends (thus accounting for foreign dividend taxation). The Russell 3000® Index is an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios.

Pro-Blend Conservative Term Series - Class A Shares
% Total Return
[BAR CHART SHOWING THE PERCENT TOTALRETURN FOR THE PRO-BLEND CONSERVATIVE SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, 2005 AND 2006 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 9.77%; 1998, 6.05%; 1999, 2.01%; 2000, 13.32%; 2001, 6.03%; 2002, 4.25%; 2003, 7.07%; 2004, 6.25%; 2005, 4.26% and 2006, 8.56%]

Average Annual Total Returns
(For the periods ended December 31, 2006)
	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	8.56%	6.06%	6.71%	6.52%
Return After Taxes on Distributions	7.27%	5.00%	5.04%	4.86%
Return After Taxes on Distributions and Sale of Series Shares	5.91%	4.67%	4.82%	4.65%
Indices: (reflect no deduction for fees, expenses, or taxes)
Lehman Brothers Intermediate U.S. Aggregate Bond Index	4.57%	4.70%	5.97%	5.98%
5%/15%/85% Blended Index	7.26%	5.79%	6.71%	6.94%
*Performance numbers for the Series and Indices are calculated from
November 1, 1995, the Series’ inception date.

Quarterly Returns
Highest: 5.06% in 4th quarter 2000
Lowest: -0.96% in 2nd quarter 2004

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Pro-Blend Conservative
Term Series - Class A Shares
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	0.80%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.28%[2]
Total annual fund operating expenses	1.08%[3]
Less fee waivers and expense reimbursements	(0.07)%[4]
Net expenses	1.01%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses include all operating expenses of the Series (except Management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.
3The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
4The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.00% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least February 28, 2008 and may be extended.

The example below assumes that:
• You invest $10,000 for the periods shown
• The Series’ operating expenses remain the same
• Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$103*	$337*	$589*	$1,311*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Goals, Strategies, and Risks

Pro-Blend® Moderate Term Series

Investment Goals
Equal emphasis on long-term growth of capital and preservation of capital

Principal Investment Strategies
The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may also invest in foreign stocks and American Depository Receipts (ADRs). ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

• U.S. and/or foreign stock or bond markets decline.
• An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
• Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
• The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

• The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
• The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
• Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Lehman Brothers U.S. Aggregate Bond Index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Lehman Brothers U.S. Aggregate Bond Index. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index that represents the U.S. domestic investment-grade bond market. The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets and consists of 47 developed and emerging market country indices outside the United States. The index is denominated in U.S Dollars. The index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation) from the inception of the Series through December 31, 1998, as net returns were not available. Subsequent to December 31, 1998, the index returns assume daily reinvestment of net dividends (thus accounting for foreign dividend taxation). The Russell 3000® Index is an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative Indices’ portfolios.

Pro-Blend Moderate Term Series - Class A Shares
% Total Return
[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE PRO-BLEND MODERATE TERM SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, 2005 AND 2006 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 13.95%; 1998, 6.81%; 1999, 5.44%; 2000, 16.64%; 2001, 3.42%; 2002, -6.69%; 2003, 15.07%; 2004, 10.50%; 2005, 6.48% and 2006, 13.92%]

Average Annual Total Returns
(For the periods ended December 31, 2006)
	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	13.92%	7.55%	8.34%	8.36%
Return After Taxes on Distributions	12.41%	6.62%	6.31%	6.31%
Return After Taxes on Distributions and Sale of Series Shares	9.78%	6.12%	6.07%	6.07%
Indices: (reflect no deduction for fees, expenses, or taxes)
Lehman Brothers U.S. Aggregate Bond Index	4.33%	5.06%	6.24%	6.07%
10%/30%/60% Blended Index	9.83%	7.05%	7.52%	7.99%

*Performance numbers for the Series are calculated from September 15, 1993, the Series’ inception date. Performance numbers for the Indices are calculated from September 30, 1993.

Quarterly Returns
Highest: 9.32% in 2nd quarter 2003
Lowest: -7.67% in 2nd quarter 2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.
Pro-Blend Moderate
Term Series - Class A Shares
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.16%[2]
Total annual fund operating expenses	1.16%[3,4]

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses include all operating expenses of the Series (except Management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.
3The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
4The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least February 28, 2008 and may be extended.

The example below assumes that:
• You invest $10,000 for the periods shown
• The Series’ operating expenses remain the same
• Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$118	$368	$638	$1,409

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Goals, Strategies, and Risks

Pro-Blend® Extended Term Series

Investment Goals
Primary: Long-term growth of capital
Secondary: Preservation of capital

Principal Investment Strategies
The Series invests primarily in common stocks but may also invest a sub-stantial portion of its assets in long-term, fixed income securities. The Series may also invest in foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

• U.S. and/or foreign stock or bond markets decline.
• An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
• Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
• The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

• The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
• The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
• Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Lehman Brothers U.S. Aggregate Bond Index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Lehman Brothers U.S. Aggregate Bond Index. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index that represents the U.S. domestic investment-grade bond market. The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets and consists of 47 developed and emerging market country indices outside the United States. The index is denominated in U.S Dollars. The index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation) from the inception of the Series through December 31, 1998, as net returns were not available. Subsequent to December 31, 1998, the index returns assume daily reinvestment of net dividends (thus accounting for foreign dividend taxation). The Russell 3000® Index is an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios.

Pro-Blend Extended Term Series - Class A Shares
% Total Return
[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE PRO-BLEND EXTENTED TERM SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, 2005 AND 2006 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 17.54%; 1998, 2.87%; 1999, 11.07%; 2000, 16.35%; 2001, 3.92%; 2002, -9.99%; 2003, 19.72%; 2004, 13.12%; 2005 , 7.58% and 2006 17.13%]

Average Annual Total Returns
(For the periods ended December 31, 2006)
	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	17.13%	8.97%	9.57%	10.84%
Return After Taxes on Distributions	15.27%	8.00%	7.40%	8.58%
Return After Taxes on Distributions and Sale of Series Shares	12.48%	7.43%	7.09%	8.22%
Indices: (reflect no deduction for fees, expenses, or taxes)
Lehman Brothers U.S. Aggregate Bond Index	4.33%	5.06%	6.24%	6.08%
15%/40%/45% Blended Index	12.07%	7.83%	7.89%	8.55%

*Performance numbers for the Series are calculated from October 12, 1993, the Series’ inception date. Performance numbers for the Indices are calculated from October 31, 1993.

Quarterly Returns
Highest:11.94% in 2nd quarter 2003
Lowest:-10.21% in 2nd quarter 2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.
Pro-Blend Extended
Term Series - Class A Shares
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.14%[2]
Total annual fund operating expenses	1.14%[3,4]

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses include all operating expenses of the Series (except Management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.
3The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
4The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least February 28, 2008 and may be extended.

The example below assumes that:
• You invest $10,000 for the periods shown
• The Series’ operating expenses remain the same
• Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$116	$362	$628	$1,386

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Goals, Strategies, and Risks

Pro-Blend® Maximum Term Series

Investment Goal
Long-term growth of capital

Principal Investment Strategies
The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may also invest in foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

• U.S. and/or foreign stock markets decline.
• An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series’ portfolio. Changes in credit ratings of bonds held by the Series may also reduce the value of the bonds held by the Series. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

• The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
• The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
• Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Russell 3000® Index, and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Lehman Brothers U.S. Aggregate Bond Index. The Russell 3000® Index is an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies. The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets and consists of 47 developed and emerging market country indices outside the United States. The index is denominated in U.S Dollars. The index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation) from the inception of the Series through December 31, 1998, as net returns were not available. Subsequent to December 31, 1998, the index returns assume daily reinvestment of net dividends (thus accounting for foreign dividend taxation). The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index that represents the U.S. domestic investment-grade bond market. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios.

Pro-Blend Maximum Term Series - Class A Shares
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE PRO-BLEND MAXIMUM TERM SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, 2005 AND 2006 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 20.39%; 1998, 1.19%; 1999, 33.04%; 2000, 19.15%; 2001, -1.36%; 2002, -18.31%; 2003, 29.52%; 2004, 15.73%; 2005, 7.47%; and 2006, 20.49%]

Average Annual Total Returns
(For the pe-riods ended December 31, 2006)
	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	20.49%	9.66%	11.69%	12.36%
Return After Taxes on Distributions	18.93%	8.85%	9.29%	10.12%
Return After Taxes on Distributions and Sale of Series Shares	14.65%	8.14%	8.84%	9.61%
Indices: (reflect no deduction for fees, expenses, or taxes)
Russell 3000® Index	15.71%	7.17%	8.64%	10.21%
20%/65%/15% Blended Index	16.09%	8.81%	8.45%	9.51%

*Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series’ inception date.

Quarterly Returns
Highest: 19.64% in 4th quarter 1998
Lowest:-19.41% in 3rd quarter 1998

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.
Pro-Blend Maximum
Term Series - Class A Shares
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.16%[2]
Total annual fund operating expenses	1.16%[3,4]

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses include all operating expenses of the Series (except Management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.
3The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
4The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least February 28, 2008 and may be extended.

The example below assumes that:
• You invest $10,000 for the periods shown
• The Series’ operating expenses remain the same
• Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$118	$368	$638	$1,409

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series’ Investments

More Information About Principal Investments
Equity securities — Each Series may invest in equity securities of U.S. and foreign companies. These will usually be exchange-traded and over-the-counter (OTC) common stocks.

Foreign securities — Each Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers.

Fixed income securities — Each Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Certain of the U.S. and foreign fixed income securities in which each Series invests are not guaranteed or insured by the U.S. or foreign government. These securities may be backed solely by their issuers’ ability to borrow from their government or by the credit of their issuers. Investments in fixed income securities may have all types of interest rate payment and reset terms and may include mortgage-backed, asset-backed and derivative securities. Each Series invests primarily in investment grade securities (i.e., those rated in the four highest ratings categories or determined by the Advisor to be of equivalent quality).

More Information About Principal Risks
Foreign securities risk — Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk — The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk — Because the Series invest in securities denominated in, and/or receiving revenues in, foreign currencies, they will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected

Defensive Investing
Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series’ Investment Goals
The Series’ Board of Directors may change each Series’ investment goals (described above under "Goals, Strategies, and Risks") without obtaining the approval of the Series’ shareholders. A Series may not succeed in achieving its goal.

The Advisor
The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, NY 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $14 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers
The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for stock purchases and sales must be approved by the Senior Research Group before implementation. The Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation.

The following people serve on the Advisor’s Senior Research Group:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jack Bauer, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1990. Current position held since 1990. Member of Senior Research Group since 1992.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, Manning & Napier Advisors, Inc., 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Portfolio Managers (continued)

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by the Series as described below. The Advisor has contractually agreed to limit each Series’ total direct fund operating expenses as shown below. The Advisor’s contractual waivers will remain in effect at least until February 28, 2008 and may be extended.

Annual Management Fees (as a percentage of daily net assets)
Series	Contractual Management Fee	Contractual Expense Limitation	Actual Management Fee Paid for Year Ended 10/31/06
Pro-Blend Conservative Term Series	0.80%	1.00%	0.73%
Pro-Blend Moderate Term Series	1.00%	1.20%	1.00%
Pro-Blend Extended Term Series	1.00%	1.20%	1.00%
Pro-Blend Maximum Term Series	1.00%	1.20%	1.00%

A discussion regarding the basis for the Board of Directors’ approval of each Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2006, which covers the period November 1, 2005 through April 30, 2006.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Class A shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisers.

Investors may be charged a fee if they effect transactions through a broker or agent.

Class A shares are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares
The initial minimum investment for each Series selected is $2,000. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. These investment minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series’ investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Manning & Napier Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail
Opening an account
• Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:
Manning & Napier Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

• To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
• Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire
Opening or adding to an account
• After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone
Adding to an Account
• You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount for any Series other than the Overseas Series is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see "Excessive Trading."

By Mail
• Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 20, signed by each registered account owner, exactly as your names appear on the account registration.
• Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
• Provide both account numbers.

By Telephone
• Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
• Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
• Provide both account numbers.
• We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail
• Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 20, signed by each registered account owner exactly as your names appear on the account registration.
• State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
• Provide the account number.
• Medallion Guarantees may be required.
• Additional documentation may be required (call the Fund for details).

By Telephone
• Unless you have declined telephone privileges, call us at 1-800-466-3863.
• Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.
• Provide your account number.
• We may ask for identification, and all telephone calls are recorded.
• Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
• Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 20 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day’s price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite these efforts, however, the Fund may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of a Series’ shares), and as a result frequent trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invest in foreign securities that trade primarily on markets that close prior to the time the Series determine their net asset values (NAVs), frequent trading may have a greater potential to dilute the value of a Series’ shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type

Excessive Trading (continued)
of arbitrage may dilute the value of a Series’ shares if the prices of the Series’ foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series use fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary’s policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with that Series’ goals and policies. If accepted, the securities will be valued the same way that Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
Each Series offers its shares at the NAV per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

Each Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, each Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. A Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although each Series’ stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Series would price these securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value a Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating with the Manning & Napier Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.
Applications, investment checks, and written transaction requests should be sent to the following address:
Manning & Napier Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:
Manning & Napier Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Manning & Napier Fund’s Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series’ Portfolio Holdings
The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
Each Series generally:
• Pays dividends twice a year, in June and December.
• Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when a Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.
Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Fund and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Series’ Class A shares for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestments of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

Pro-Blend Conservative Term Series
Class A Shares
For the Years Ended	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
Per share data (for a share outstanding throughout each year):
Net asset value-Beginning of year	$11.90	$11.54	$11.32	$10.95	$11.34
Income from investment operations
Net investment income	0.28	0.17	0.18	0.17	0.30[2]
Net realized and unrealized gain on investments	0.69	0.46	0.48	0.45	0.15[2]
Total from investment operations	0.97	0.63	0.66	0.62	0.45
Less distributions to shareholders:
From net investment income	(0.20)	(0.18)	(0.17)	(0.21)	(0.41)
From net realized gain on investments	(0.32)	(0.09)	(0.27)	(0.04)	(0.43)
Total distributions to shareholders	(0.52)	(0.27)	(0.44)	(0.25)	(0.84)
Net asset value - End of year	$12.35	$11.90	$11.54	$11.32	$10.95
Total return[1]	8.49%	5.49%	5.93%	5.75%	4.35%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	2.65%	1.81%	1.77%	1.90%	2.95%[2]
Portfolio turnover	48%	60%	25%	40%	55%
Net assets - End of year (000's omitted)	$71,790	$45,899	$26,844	$19,991	$12,195

*The investment advisor did not impose all or a portion of its management fee and in some years paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:     0.07%         0.21%         0.32%       0.82%       1.84%

1Represents aggregate total return for the year indicated, and assumes rein-vestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the year.
2The Series adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies, which requires the Series to amortize premium and accrete discount on all debt securities (see Note 2 to the financial statements). The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain on investments per share by $0.01, and increase the net investment income ratio from 2.80% to 2.95%. Per share data and ratios for the years prior to November 1, 2001 have not been restated to reflect this change in presentation.

Pro-Blend Moderate Term Series
Class A Shares
For the Years Ended	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$12.75	$11.81	$11.07	$10.05	$11.06
Income (loss) from investment operations
Net investment income	0.20	0.11	0.11	0.10	0.18
Net realized and unrealized gain (loss) on investments	1.36	1.16	0.85	1.08	(0.50)
Total from investment operations	1.56	1.27	0.96	1.18	(0.32)
Less distributions to shareholders:
From net investment income	(0.14)	(0.11)	(0.10)	(0.16)	(0.26)
From net realized gain on investments	(0.62)	(0.22)	(0.12)	_	(0.43)
Total distributions to shareholders	(0.76)	(0.33)	(0.22)	(0.16)	(0.69)
Net asset value - End of year	$13.55	$12.75	$11.81	$11.07	$10.05
Total return[1]	12.88%	10.94%	8.76%	11.87	(3.32%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.16%	1.20%	1.20%	1.20%	1.20%
Net investment income	1.75%	1.09%	1.00%	1.05%	1.80%
Portfolio turnover	72%	77%	42%	60%	67%
Net assets - End of year (000's omitted)	$297,096	$191,022	$95,756	$69,393	$47,671

*The investment advisor did not impose all of its management fee in some years. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
                            N/A         0.01%         0.08%         0.13%       0.23%

1Represents aggregate total return for the year indicated, and assumes rein-vestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.

Pro-Blend Extended Term Series
Class A Shares
For the Years Ended	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$15.82	$14.45	$13.14	$11.55	$13.09
Income (loss) from investment operations:
Net investment income	0.21	0.13	0.11	0.11	0.19
Net realized and unrealized gain (loss) on investments	2.18	1.71	1.39	1.66	(0.86)
Total from investment operations	2.39	1.84	1.50	1.77	(0.67)
Less distributions to shareholders:
From net investment income	(0.14)	(0.11)	(0.10)	(0.18)	(0.25)
From net realized gain on investments	(0.95)	(0.36)	(0.09)	_	(0.62)
Total distributions to shareholders	(1.09)	(0.47)	(0.19)	(0.18)	(0.87)
Net asset value - End of year	$17.12	$15.82	$14.45	$13.14	$11.55
Total return[1]	16.03%	12.92%	11.52%	15.45%	(5.74%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.14%	1.17%	1.17%	1.17%	1.19%
Net investment income	1.42%	0.89%	0.86%	0.90%	1.61%
Portfolio turnover	82%	71%	50%	67%	82%
Net assets - End of year (000's omitted)	$484,003	$365,726	$275,597	$209,038	$156,182

*The investment advisor did not impose all of its management fee in some years. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
                            N/A          0.01%        0.04%       N/A          N/A

1Represents aggregate total return for the year indicated, and assumes rein-vestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.

Pro-Blend Maximum Term Series
Class A Shares
For the Years Ended	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$16.79	$15.00	$13.05	$10.86	$12.85
Income (loss) from investment operations:
Net investment income	0.14	0.08	0.04	0.04	0.11
Net realized and unrealized gain (loss) on investments	2.80	2.11	1.94	2.25	(1.36)
Total from investment operations	2.94	2.19	1.98	2.29	(1.25)
Less distributions to shareholders:
From net investment income	(0.08)	(0.05)	(0.03)	(0.10)	(0.15)
From net realized gain on investments	(1.30)	(0.35)	_	_	(0.59)
Total distributions to shareholders	(1.38)	(0.40)	(0.03)	(0.10)	(0.74)
Net asset value - End of year	$18.35	$16.79	$15.00	$13.05	$10.86
Total return[1]	18.87%	14.84%	15.20%	21.20%	(10.68%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.16%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.94%	0.51%	0.31%	0.37%	0.97%
Portfolio turnover	56%	61%	68%	73%	99%
Net assets - End of year (000's omitted)	$285,714	$186,547	$131,747	$91,859	$62,482

*The investment advisor did not impose all of its management fee in some years. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
                            N/A         0.02%         0.06%       0.09%         0.16%

1Represents aggregate total return for the year indicated, and assumes rein-vestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.

Manning & Napier Fund, Inc.

Manning & Napier Fund, Inc.
Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series

Pro-Blend® Conservative Term Series
Ticker: EXDAX, CUSIP 563821651, Fund Code: 104

Pro-Blend® Moderate Term Series
Ticker: EXBAX, CUSIP 563821776, Fund Code: 101

Pro-Blend® Extended Term Series
Ticker: MNBAX, CUSIP 563821768, Fund Code: 102

Pro-Blend® Maximum Term Series
Ticker: EXHAX, CUSIP 563821594, Fund Code: 105

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semi-annual reports to shareholders provide additional information about each Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected each Series’ performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this combined prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
• You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.

• You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

If someone makes a statement about these Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor their distributor are offering to sell shares of a Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Manning & Napier Fund, Inc.

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

MANNING & NAPIER FUND, INC. Prospectus - February 2, 2007

Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series

Class B, C, D, and E Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Pro-Blend® is a service mark of Manning & Napier Advisors, Inc.

Goals, Strategies, and Risks

The Advisor’s Investment Strategies
The Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals discussed on the following pages. The word "Term" in the Series’ names describes the investment horizon of those investors who may want to consider investing in the Series and does not reflect the Series’ maturity restrictions with respect to their investments in fixed income securities.

A team of investment professionals manages each Series’ portfolio using a multi-strategy approach. The Advisor’s Senior Research Group establishes broad policies regarding the mix of stocks, bonds and cash that is appropriate in light of the investment goals of each Series under prevailing market conditions. Stock analysts and fixed income analysts select individual securities after a peer review for consistency with the Advisor’s disciplines. The specific criteria applied by each group in allocating assets and selecting securities are set forth on the opposite page.

How the Advisor Allocates Assets within Each Series
The Series offer a range of investment strategies from fairly conservative to fairly aggressive. As you move along the investment risk spectrum, the emphasis on growth increases while the focus on capital preservation declines. This movement toward growth usually involves a higher percentage of the portfolio being invested in stocks and the portion of the portfolio being invested in bonds generally containing longer term maturities.

The pie charts below illustrate how the allocation of each Series’ portfolio has varied in the past. The Advisor believes that the most important factor affecting portfolio performance is asset allocation. A Series’ actual asset allocation will vary and may not fall within the ranges shown below depending primarily on current or anticipated market trends.

Historical High and Low Stock Exposures
(as measured on calendar quarters)

Pro-Blend Conservative Term Series
6/30/96-12/31/06
High	Bonds 53.8%	Stocks 29.1%	Cash 17.1%
Low	Bonds 71.0%	Stocks 6.2%	Cash 22.8%

Pro-Blend Moderate Term Series
3/31/94-12/31/06
High	Bonds 43.1%	Stocks 56.2%	Cash 0.7%
Low	Bonds 64.9%	Stocks 18.4%	Cash 16.7%

Pro-Blend Extended Term Series
3/31/94-12/31/06
High	Bonds 25.0%	Stocks 71.1%	Cash 3.9%
Low	Bonds 52.7%	Stocks 44.3%	Cash 3.0%

Pro-Blend Maximum Term Series
6/30/96-12/31/06
High	Bonds 2.2%	Stocks 95.5%	Cash 2.3%
Low	Bonds 27.3%	Stocks 72.7%	Cash 0.0%

Senior Research Group
This group establishes the maximum and minimum percentages of assets each Series will invest in U.S. and foreign stocks, bonds and cash equivalents. The group also establishes investment policies and guidelines used by the other groups to set prices at which each Series may purchase and sell individual securities. In making these decisions, the Advisor focuses on:

• a Series’ risk management priorities
• economic factors such as inflation, employment and interest rate trends
• the outlook for corporate earnings
• stock valuations (e.g., price to earnings and price to book ratios)
• supply and demand for various asset classes

Based on these inputs, and working within the minimum and maximum parameters set by this group, the teams of stock and fixed income analysts adjust asset allocation with each bottom-up decision.

Within each Series’ holdings, the Advisor generally increases the weighting in stocks when it believes stock valuations are attractive and when economic factors appear favorable. For instance, the stock holdings may tend to rise if the Advisor expects corporate earnings to rise, interest rates to fall, or inflation to be low.

The Advisor will generally increase holdings in bonds when it believes stocks are overvalued or when it expects stocks to underperform. It also may increase bond holdings when it expects interest rates to fall and create the opportunity to capture capital gains as bond prices rise.

Stock Analysts (Investment Review Group)
This group selects individual stocks by looking for companies with one or more of the following characteristics:

• strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry)
• improving market share in consolidating industries
• low price relative to fundamental or breakup value

Fixed Income Analysts (Fixed Income Group)
This group selects individual bonds, emphasizing bond market sectors and securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In evaluating bonds, this group considers:

• interest rate sensitivity of particular sectors and securities
• narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities
• for mortgage-related and asset-backed securities, anticipated changes in prepayment rates

Goals, Strategies, and Risks

Pro-Blend® Conservative Term Series

Investment Goals
Primary: Preservation of capital
Secondary: Long-term growth of capital

Principal Investment Strategies
The Series invests primarily in fixed income securities of the U.S. government, although it may also invest in mortgage-backed securities, corporate bonds and in common stocks of U.S. issuers. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series may also invest in securities of foreign issuers (primarily American Depository Receipts (ADRs)). ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal Risks of Investing in the Series
Because the Series invests principally in bonds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

• Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
• The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may also invest in stocks of U.S. and foreign companies, the Series carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

The value of your investment may also decline if the Advisor’s judgements about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. No Class B, C, D or E shares were outstanding during the past year. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A Shares are not offered in this prospectus. Because the Class B, C, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, C, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Lehman Brothers Intermediate U.S. Aggregate Bond Index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Lehman Brothers Intermediate U.S. Aggregate Bond Index. The Lehman Brothers Intermediate U.S. Aggregate Bond Index is an unmanaged index that represents the U.S. domestic investment-grade bond market. The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets and consists of 47 developed and emerging market country indices outside the United States. The index is denominated in U.S Dollars. The index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation) from the inception of the Series through December 31, 1998, as net returns were not available. Subsequent to December 31, 1998, the index returns assume daily reinvestment of net dividends (thus accounting for foreign dividend taxation). The Russell 3000® Index is an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios.

Pro-Blend Conservative Term Series - Class A Shares
% Total Return
[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE PRO-BLEND CONSERVATIVE SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, 2005 AND 2006 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 9.77%; 1998, 6.05%; 1999, 2.01%; 2000, 13.32%; 2001, 6.03%; 2002, 4.25%; 2003, 7.07%; 2004, 6.25%; 2005, 4.26% and 2006, 8.56%]

Average Annual Total Returns
(For the periods ended December 31, 2006)
	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	8.56%	6.06%	6.71%	6.52%
Return After Taxes on Distributions	7.27%	5.00%	5.04%	4.86%
Return After Taxes on Distributions and Sale of Series Shares	5.91%	4.67%	4.82%	4.65%
Indices: (reflect no deduction for fees, expenses, or taxes)
Lehman Brothers Intermediate U.S. Aggregate Bond Index	4.57%	4.70%	5.97%	5.98%
5%/15%/85% Blended Index	7.26%	5.79%	6.71%	6.94%

*Performance numbers for the Series and Indices are calculated from
November 1, 1995, the Series’ inception date.

Quarterly Returns
Highest:5.06% in 4th quarter 2000
Lowest: -0.96% in 2nd quarter 2004

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Pro-Blend Conservative Term Series
	Class B	Class C	Class D	Class E

Shareholder fees (paid directly from your investment)
Redemption Fee[1]	None	None	None	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	0.80%	0.80%	0.80%	0.80%
Distribution and service (Rule 12b-1) fees	1.00%	0.75%	0.50%	0.25%
Other expenses[2]	0.28%	0.28%	0.28%	0.28%
Total annual fund operating expenses[3]	2.08%	1.83%	1.58%	1.33%
Less fee waivers and expense reimbursements[4]	-0.07%	-0.07%	-0.07%	-0.07%
Net expenses	2.01%	1.76%	1.51%	1.26%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses include all operating expenses of the Series (except Management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.
3The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
4The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that each class's total direct annual fund operating expenses, exclusive of distribution and service fees, do not exceed 1.00% of the class's average daily net assets. This contractual waiver will remain in effect until at least February 28, 2008 and may be extended.

The example below assumes that:
• You invest $10,000 for the periods shown
• The Series’ operating expenses remain the same
• Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	CLASS B	CLASS C	CLASS D	CLASS E
1 YEAR	$204*	$179*	$154*	$128*
3 YEARS	$645*	$569*	$492*	$415*
5 YEARS	$1,112*	$984*	$854*	$722*
10 YEARS	$2,405*	$2,142*	$1,872*	$1,595*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Goals, Strategies, and Risks

Pro-Blend® Moderate Term Series

Investment Goals
Equal emphasis on long-term growth of capital and preservation of capital

Principal Investment Strategies
The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may also invest in foreign stocks and American Depository Receipts (ADRs). ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

• U.S. and/or foreign stock or bond markets decline.
• An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
• Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
• The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

• The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
• The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
• Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. No Class B, C, D or E shares were outstanding during the past year. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A Shares are not offered in this prospectus. Because the Class B, C, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, C, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Lehman Brothers U.S. Aggregate Bond Index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Lehman Brothers U.S. Aggregate Bond Index. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index that represents the U.S. domestic investment-grade bond market. The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets and consists of 47 developed and emerging market country indices outside the United States. The index is denominated in U.S Dollars. The index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation) from the inception of the Series through December 31, 1998, as net returns were not available. Subsequent to December 31, 1998, the index returns assume daily reinvestment of net dividends (thus accounting for foreign dividend taxation). The Russell 3000® Index is an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative Indices’ portfolios.

Pro-Blend Moderate Term Series - Class A Shares
% Total Return
[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE PRO-BLEND MODERATE TERM SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, 2005 AND 2006 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 13.95%; 1998, 6.81%; 1999, 5.44%; 2000, 16.64%; 2001, 3.42%; 2002, -6.69%; 2003, 15.07%; 2004, 10.50%; 2005, 6.48% and 2006, 13.92%]

Average Annual Total Returns
(For the periods ended December 31, 2006)
	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	13.92%	7.55%	8.34%	8.36%
Return After Taxes on Distributions	12.41%	6.62%	6.31%	6.31%
Return After Taxes on Distributions and Sale of Series Shares	9.78%	6.12%	6.07%	6.07%
Indices: (reflect no deduction for fees, expenses, or taxes)
Lehman Brothers U.S. Aggregate Bond Index	4.33%	5.06%	6.24%	6.07%
10%/30%/60% Blended Index	9.83%	7.05%	7.52%	7.99%

*Performance numbers for the Series are calculated from September 15, 1993, the Series’ inception date. Performance numbers for the Indices are calculated from September 30, 1993.

Quarterly Returns
Highest: 9.32% in 2nd quarter 2003
Lowest: -7.67% in 2nd quarter 2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Pro-Blend Moderate Term Series
	Class B	Class C	Class D	Class E

Shareholder fees (paid directly from your investment)
Redemption Fee[1]	None	None	None	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%	1.00%	1.00%	1.00%
Distribution and service (Rule 12b-1) fees	1.00%	0.75%	0.50%	0.25%
Other expenses[2]	0.16%	0.16%	0.16%	0.16%
Total annual fund operating expenses[3,4]	2.16%	1.91%	1.66%	1.41%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses include all operating expenses of the Series (except Management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.
3The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
4The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the class's total direct annual fund operating expenses, exclusive of distribution and service fees, do not exceed 1.20% of the class's average daily net assets. This contractual waiver will remain in effect until at least February 28, 2008 and may be extended.

The example below assumes that:
• You invest $10,000 for the periods shown
• The Series’ operating expenses remain the same
• Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Pro-Blend Moderate Term Series
	CLASS B	CLASS C	CLASS D	CLASS E
1 YEAR	$219	$194	$169	$144
3 YEARS	$676	$600	$523	$446
5 YEARS	$1,159	$1,032	$902	$771
10 YEARS	$2,493	$2,233	$1,965	$1,691

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Goals, Strategies, and Risks

Pro-Blend® Extended Term Series

Investment Goals
Primary: Long-term growth of capital
Secondary: Preservation of capital

Principal Investment Strategies
The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may also invest in foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

• U.S. and/or foreign stock or bond markets decline.
• An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
• Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
• The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

• The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
• The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
• Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. No Class B, C, D or E shares were outstanding during the past year. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A Shares are not offered in this prospectus. Because the Class B, C, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, C, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Lehman Brothers U.S. Aggregate Bond Index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Lehman Brothers U.S. Aggregate Bond Index. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index that represents the U.S. domestic investment-grade bond market. The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets and consists of 47 developed and emerging market country indices outside the United States. The index is denominated in U.S Dollars. The index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation) from the inception of the Series through December 31, 1998, as net returns were not available. Subsequent to December 31, 1998, the index returns assume daily reinvestment of net dividends (thus accounting for foreign dividend taxation). The Russell 3000® Index is an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios.

Pro-Blend Extended Term Series - Class A Shares
% Total Return
[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE PRO-BLEND EXTENTED TERM SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, 2005 AND 2006 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 17.54%; 1998, 2.87%; 1999, 11.07%; 2000, 16.35%; 2001, 3.92%; 2002, -9.99%; 2003, 19.72%; 2004, 13.12%; 2005, 7.58% and 2006, 17.13%]

Average Annual Total Returns
(For the periods ended December 31, 2006)
	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	17.13%	8.97%	9.57%	10.84%
Return After Taxes on Distributions	15.27%	8.00%	7.40%	8.58%
Return After Taxes on Distributions and Sale of Series Shares	12.48%	7.43%	7.09%	8.22%
Indices: (reflect no deduction for fees, expenses, or taxes)
Lehman Brothers U.S. Aggregate Bond Index	4.33%	5.06%	6.24%	6.08%
15%/40%/45% Blended Index	12.07%	7.83%	7.89%	8.55%

*Performance numbers for the Series are calculated from October 12, 1993, the Series’ inception date. Performance numbers for the Indices are calculated from October 31, 1993.
Quarterly Returns
Highest:11.94% in 2nd quarter 2003
Lowest:-10.21% in 2nd quarter 2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Pro-Blend Extended Term Series
	Class B	Class C	Class D	Class E

Shareholder fees (paid directly from your investment)
Redemption Fee[1]	None	None	None	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%	1.00%	1.00%	1.00%
Distribution and service (Rule 12b-1) fees	1.00%	0.75%	0.50%	0.25%
Other expenses[2]	0.14%	0.14%	0.14%	0.14%
Total annual fund operating expenses[3,4]	2.14%	1.89%	1.64%	1.39%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses include all operating expenses of the Series (except Management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.
3The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
4The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the class's total direct annual fund operating expenses, exclusive of distribution and service fees, do not exceed 1.20% of the class's average daily net assets. This contractual waiver will remain in effect until at least February 28, 2008 and may be extended.

The example below assumes that:
• You invest $10,000 for the periods shown
• The Series’ operating expenses remain the same
• Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	CLASS B	CLASS C	CLASS D	CLASS E
1 YEAR	$217	$192	$167	$142
3 YEARS	$670	$594	$517	$440
5 YEARS	$1,149	$1,021	$892	$761
10 YEARS	$2,472	$2,212	$1,944	$1,669

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Goals, Strategies, and Risks

Pro-Blend® Maximum Term Series

Investment Goal
Long-term growth of capital

Principal Investment Strategies
The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may also invest in foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

• U.S. and/or foreign stock markets decline.
• An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series’ portfolio. Changes in credit ratings of bonds held by the Series may also reduce the value of the bonds held by the Series. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

• The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
• The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
• Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. No Class B, C, D or E shares were outstanding during the past year. The bar chart shows changes in the performance of the Class A shares of the Series for each the last ten calendar years. The Class A Shares are not offered in this prospectus. Because the Class B, C, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, C, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Russell 3000® Index, and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Lehman Brothers U.S. Aggregate Bond Index. The Russell 3000® Index is an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies. The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets and consists of 47 developed and emerging market country indices outside the United States. The index is denominated in U.S Dollars. The index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation) from the inception of the Series through December 31, 1998, as net returns were not available. Subsequent to December 31, 1998, the index returns assume daily reinvestment of net dividends (thus accounting for foreign dividend taxation). The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index that represents the U.S. domestic investment-grade bond market. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios.

Pro-Blend Maximum Term Series - Class A Shares
% Total Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE PRO-BLEND MAXIMUM TERM SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, 2005 AND 2006 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 20.39%; 1998, 1.19%; 1999, 33.04%; 2000, 19.15%; 2001, -1.36%; 2002, -18.31%; 2003, 29.52%; 2004, 15.73%; 2005, 7.47%; and 2006 20.49%]

Average Annual Total Returns
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	20.49%	9.66%	11.69%	12.36%
Return After Taxes on Distributions	18.93%	8.85%	9.29%	10.12%
Return After Taxes on Distributions and Sale of Series Shares	14.65%	8.14%	8.84%	9.61%
Indices: (reflect no deduction for fees, expenses, or taxes)
Russell 3000® Index	15.71%	7.17%	8.64%	10.21%
20%/65%/15% Blended Index	16.09%	8.81%	8.45%	9.51%

*Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series’ inception date.

Quarterly Returns
Highest:19.64% in 4th quarter 1998
Lowest:-19.41% in 3rd quarter 1998

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Pro-Blend Maximum Term Series
	Class B	Class C	Class D	Class E

Shareholder fees (paid directly from your investment)
Redemption Fee[1]	None	None	None	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%	1.00%	1.00%	1.00%
Distribution and service (Rule 12b-1) fees	1.00%	0.75%	0.50%	0.25%
Other expenses[2]	0.16%	0.16%	0.16%	0.16%
Total annual fund operating expenses[3,4]	2.16%	1.91%	1.66%	1.41%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses include all operating expenses of the Series (except Management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.
3The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
4The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the class's total direct annual fund operating expenses, exclusive of distribution and service fees, do not exceed 1.20% of the class's average daily net assets. This contractual waiver will remain in effect until at least February 28, 2008 and may be extended.

The example below assumes that:
• You invest $10,000 for the periods shown
• The Series’ operating expenses remain the same
• Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	CLASS B	CLASS C	CLASS D	CLASS E
1 YEAR	$219	$194	$169	$144
3 YEARS	$676	$600	$523	$446
5 YEARS	$1,159	$1,032	$902	$771
10 YEARS	$2,493	$2,233	$1,965	$1,691

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series’ Investments

More Information About Principal Investments
Equity securities — Each Series may invest in equity securities of U.S. and foreign companies. These will usually be exchange-traded and over-the-counter (OTC) common stocks.

Foreign securities — Each Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers.

Fixed income securities — Each Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Certain of the U.S. and foreign fixed income securities in which each Series invests are not guaranteed or insured by the U.S. or foreign government. These securities may be backed solely by their issuers’ ability to borrow from their government or by the credit of their issuers. Investments in fixed income securities may have all types of interest rate payment and reset terms and may include mortgage-backed, asset-backed and derivative securities. Each Series invests primarily in investment grade securities (i.e., those rated in the four highest ratings categories or determined by the Advisor to be of equivalent quality).

More Information About Principal Risks
Foreign securities risk — Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk — The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk — Because the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected.

Defensive Investing
Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series’ Investment Goals
The Series’ Board of Directors may change each Series’ investment goals (described above under "Goals, Strategies, and Risks") without obtaining the approval of the Series’ shareholders. A Series may not succeed in achieving its goal.

The Advisor
The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, NY 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $14 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers
The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for stock purchases and sales must be approved by the Senior Research Group before implementation. The Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation.

The following people serve on the Advisor’s Senior Research Group:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jack Bauer, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1990. Current position held since 1990. Member of Senior Research Group since 1992.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, Manning & Napier Advisors, Inc., 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by the Series as described below. With respect to each Series, the Advisor has contractually agreed to limit each class's total direct fund operating expenses, exclusive of distribution and service fees, as shown below. The Advisor’s contractual waivers will remain in effect at least until February 28, 2008 and may be extended.

Annual Management Fees (as a percentage of daily net assets)
Series	Contractual Management Fee	Contractual Expense Limitation*	Actual Management Fee Paid for Year Ended 10/31/06
Pro-Blend Conservative Term Series	0.80%	1.00%	0.73%
Pro-Blend Moderate Term Series	1.00%	1.20%	1.00%
Pro-Blend Extended Term Series	1.00%	1.20%	1.00%
Pro-Blend Maximum Term Series	1.00%	1.20%	1.00%

*Exclusive of distribution and service fees

A discussion regarding the basis for the Board of Directors’ approval of each Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2006, which covers the period November 1, 2005 through April 30, 2006.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class B, C, D and E shares are offered only through a financial intermediary. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. You may only purchase that class of shares which your financial intermediary sells or services. Investors may be charged a fee if they effect transactions through a financial intermediary.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class C shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

Distribution Plans

The Fund has adopted Rule 12b-1 distribution plans for the Class B, C, D, and E shares of the Series. Under the Plans, the Class B, C, D, and E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to: 1.00%, 0.75%, 0.50%, and 0.25%, respectively. These fees are an ongoing expense and over time may cost you more than other types of sales charges.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares
Class B, C, D, and E shares are offered only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Through the Fund
If your financial intermediary does not provide account maintenance services, contact the Fund to purchase shares.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Manning & Napier Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

· Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.
The address is:
Manning & Napier Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
· Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account
· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account
· You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of Manning & Napier Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount for any Series other than the Overseas Series is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

Through the Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

By Mail
· Send a letter of instruction to Manning & Napier Fund, Inc., at the address on the page 20, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone
· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

Through the Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to redeem shares. If not:

By Mail
· Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 20, signed by each registered account owner exactly as your names appear on the account registration.
· State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 20 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day’s price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite these efforts, however, the Fund may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of a Series’ shares), and as a result frequent trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invest in foreign securities that trade primarily on markets that close prior to the time the Series determine their net asset values (NAVs), frequent trading may have a greater potential to dilute the value of a Series’ shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type

Excessive Trading (continued)
of arbitrage may dilute the value of a Series’ shares if the prices of the Series’ foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series use fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary’s policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with that Series’ goals and policies. If accepted, the securities will be valued the same way that Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
Each Series offers its shares at the NAV per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

Each Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, each Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. A Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although each Series’ stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Series would price these securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value a Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating with the Manning & Napier Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.
Applications, investment checks, and written transaction requests should be sent to the following address:
Manning & Napier Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:
Manning & Napier Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Manning & Napier Fund’s Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series’ Portfolio Holdings
The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information (åSAIæ).

Dividends, Distributions, and Taxes

Dividends and Distributions
Each Series generally:
• Pays dividends twice a year, in June and December.
• Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when a Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.
Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Fund and your receipt of dividends, distributions or redemption proceeds.

Manning & Napier Fund, Inc.
Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series

Class B, C, D, and E Shares

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semi-annual reports to shareholders provide additional information about each Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected each Series’ performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this combined prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
• You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.

• You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

If someone makes a statement about these Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor their distributor are offering to sell shares of a Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Manning & Napier Fund, Inc.

For fund information and all service:
P.O. Box 805
Fairport, NY 14450
Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Manning & Napier Fund, Inc.
TAX MANAGED SERIES Prospectus - February 2, 2007
Class A Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

(This Page Intentionally Left Blank)

Goals, Strategies, and Risks

Investment Goal
Maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

Principal Investment Strategies
The Series invests primarily in common stocks. The Series may also invest in securities of foreign issuers and American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Advisor uses a "bottom-up" strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

• Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
• Improving market share in consolidating industries.
• Low price relative to fundamental or breakup value.

Tax Management Strategies
While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:

• Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.
• When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.
• When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.
• When appropriate, selling depreciated securities to realize losses to offset realized capital gains.
• When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.
• When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
• The U.S. and/or foreign stock markets go down.
• An adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock.
• The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
• Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.

Because the Series may invest in securities of foreign issuers, the Series is subject to the following additional risks:

• The prices of foreign stocks may, at times, move in a different direction than the prices of U.S. common stocks.
• Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Principal Risks of Investing in the Series (continued)
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

• The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
• The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
• Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Russell 3000® Index, an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies.

Tax Managed Series - Class A Shares
% Total Return
[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE TAX MANAGED SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, 2005 and 2006 WITH CALENDAR YEARS ENDED DECEMBER 31ST: THE RESULTS ARE: 1997, 21.76%; 1998, 8.74%; 1999, 31.93%; 2000, 13.69%; 2001, -6.71%; 2002, -19.84%; 2003, 26.41%; 2004, 17.28%; 2005, 6.44% AND 2006, 23.60%]

Average Annual Total Returns
(For the periods ended December 31, 2006)
	1 Year	5 Years	10 Years	Since Inception on 11/1/95
Return Before Taxes	23.60%	9.35%	11.22%	12.06%
Return After Taxes on Distributions	22.24%	8.48%	10.61%	11.51%
Return After Taxes on Distributions and Sale of Series Shares	17.21%	8.00%	9.88%	10.74%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	15.71%	7.17%	8.64%	10.21%

Quarterly Returns
Highest: 20.96% in 4th quarter 1999
Lowest: -16.45% in 3rd quarter 1998

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

Class A Shares
Shareholder fees (paid directly from your investment)
Redemption fee	None[1]
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%
Distribution and service (Rule 12b-1) fees	None
Other expenses	0.98%[2]
Total annual fund operating expenses	1.98%[3]
Less fee waivers and expense reimbursements	(0.78)%[4]
Net expenses	1.20%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses include all operating expenses of the Series (except Management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.
3The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
4The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will remain in effect until at least February 28, 2008 and may be extended.

The example below assumes that:
• You invest $10,000 for the periods shown
• The Series’ operating expenses remain the same
• Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:
After 1 Year	After 3 Years	After 5 Years	After 10 Years
$122*	$546*	$995*	$2,243*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments
Equity securities The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks.

Foreign securities The Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers.

ETFs The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

Tax Management Strategies
The Series uses the tax management strategies described on page 4 to minimize the amount of distributions subject to state as well as federal income taxation. However, the Advisor does not attempt to address the tax laws of any particular state. The Advisor will follow tax management strategies only to the extent that they do not conflict with the Series’ goal of maximizing long-term growth or the operation of the Series. The Series may realize a short-term gain on the sale of a security if the Advisor believes it will decline in value, to increase diversification, or to raise cash to pay expenses or meet redemption requests. In addition, some securities in the Series’ portfolio will regularly generate taxable income. At times, tax managed funds are more volatile than other funds because they tend to hold stocks longer to avoid realizing gain due to portfolio turnover.

More Information About Principal Risks
Foreign securities risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk - The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk - Because the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected

Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series’ Investment Goal
The Series’ Board of Directors may change its investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $14 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers
The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

The following people serve on the Advisor’s Senior Research Group:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, Manning & Napier Advisors, Inc., 1993 - 2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Portfolio Managers (continued)

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

*The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00% of the Series’ average daily net assets, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series’ total direct fund operating expenses to 1.20% of average daily net assets. This contractual waiver will remain in effect at least until February 28, 2008 and may be extended. Due to fee waivers and expense reimbursements, the Advisor received a management fee of 0.22% for the fiscal year ended October 31, 2006. A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2006, which covers the period November 1, 2005 through April 30, 2006.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Class A shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisers.

Investors may be charged a fee if they effect transactions through a broker or agent.

Class A shares are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares
The initial minimum investment for the Series is $2,000. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series’ investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Manning & Napier Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail
Opening an account
• Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:
Manning & Napier Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

• To request an account application, call the Fund at 1-800-466-3863.

Adding to an account
• Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire
Opening or adding to an account
• After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone
Adding to an Account
• You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your account two business days after your call.

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount for any Series other than the Overseas Series is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see "Excessive Trading."

By Mail
• Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
• Provide the name of the current Series, the Series to exchange into, the class of shares, and the dollar amount to be exchanged.
• Provide both account numbers.

By Telephone
• Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
• Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
• Provide both account numbers.
• We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By Mail
• Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
• State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
• Provide the account number.
• Medallion Guarantees may be required.
• Additional documentation may be required (call the Fund for details).

By Telephone
• Unless you have declined telephone privileges, call us at 1-800-466-3863.
• Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.
• Provide your account number.
• We may ask for identification, and all telephone calls are recorded.
• Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
• Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day’s price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite these efforts, however, the Fund may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series’ shares), and as a result frequent trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invests in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the value of the Series’ shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of

Excessive Trading (continued)
the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Series’ shares if the prices of the Series’ foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary’s policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the
Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Series’ stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

International securities markets may be open on days when the U. S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Manning & Napier Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Manning & Napier Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Fund’s Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series’ Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
• Pays dividends once a year, in December.
• Makes capital gains distributions, if any, once a year, typically in December.

However, because the Series may utilize tax equalization and other methods to minimize taxable distributions, in some years it may pay no, or only minimal, dividends and/or distributions. The Series also may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Series’ Class A Shares for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

For the Years Ended	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$25.60	$23.51	$20.15	$17.59	$19.53
Income (loss) from investment operations
Net investment income	0.13	0.06	0.03	0.05	0.10
Net realized and unrealized gain (loss) on investments	4.41	3.36	3.38	2.62	(1.94)
Total from investment operations	4.54	3.42	3.41	2.67	(1.84)
Less distributions to shareholders:
From net investment income	(0.06)	(0.02)	(0.05)	(0.11)	(0.10)
From net realized gain on investments	(3.07)	(1.31)	_	_	_
Total distributions to shareholders	(3.13)	(1.33)	(0.05)	(0.11)	(0.10)
Net asset value - End of year	$27.01	$25.60	$23.51	$20.15	$17.59
Total return[1]	20.01%	14.96%	16.96%	15.27%	(9.49%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.54%	0.23%	0.10%	0.26%	0.53%
Portfolio turnover	61%	68%	64%	34%	63%
Net assets - End of year (000's omitted)	$7,585	$6,886	$6,205	$4,875	$3,726

*The investment advisor did not impose all or a portion of its management fee and in some years paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
                                                0.78%         0.82%         0.83%         2.53%     3.16%

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the year.

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Manning & Napier Fund, Inc.

Manning & Napier Fund, Inc.
Tax Managed Series

Ticker: EXTAX
CUSIP: 563821669
Fund Code: 103

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
• You may obtain shareholder reports, when available, and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.
• You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http:// www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Manning & Napier Fund, Inc.
For fund information and all service:
P.O. Box 805 Fairport, NY 14450 Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454 Columbus, OH 43218-2454

Manning & Napier Fund, Inc.
TAX MANAGED SERIES Prospectus - February 2, 2007
Class B, C, D, and E Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

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Goals, Strategies, and Risks

Investment Goal
Maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

Principal Investment Strategies
The Series invests primarily in common stocks. The Series may also invest in securities of foreign issuers and American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Advisor uses a "bottom-up" strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

• Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
• Improving market share in consolidating industries.
• Low price relative to fundamental or breakup value.

Tax Management Strategies
While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:

• Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.
• When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.
• When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.
• When appropriate, selling depreciated securities to realize losses to offset realized capital gains.
• When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.
• When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
• The U.S. and/or foreign stock markets go down.
• An adverse event, such as an unfavorable earnings report, depresses the value of a particular company’s stock.
• The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
• Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.

Because the Series may invest in securities of foreign issuers, the Series is subject to the following additional risks:

• The prices of foreign stocks may, at times, move in a different direction than the prices of U.S. common stocks.
• Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Principal Risks of Investing in the Series (continued)
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

• The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
• The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
• Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. No Class B, C, D or E shares were outstanding during the past year. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years since its inception. The Class A Shares are not offered in this prospectus. Because the Class B, C, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, C, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Russell 3000® Index, an unmanaged, market-capitalization weighted index of the 3,000 largest U.S. domiciled companies.

Tax Managed Series - Class A Shares
% Total Return
[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE TAX MANAGED SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, 2005 and 2006 WITH CALENDAR YEARS ENDED DECEMBER 31ST: THE RESULTS ARE: 1997, 21.76%, 1998, 8.74%; 1999, 31.93%; 2000, 13.69%; 2001, -6.71%; 2002, -19.84%; 2003, 26.41%; 2004, 17.28%; 2005, 6.44% AND 2006, 23.60%]

Average Annual Total Returns
(For the periods ended December 31, 2006)
	1 Year	5 Years	10 Years	Since Inception on 11/1/95
Return Before Taxes	23.60%	9.35%	11.22%	12.06%
Return After Taxes on Distributions	22.24%	8.48%	10.61%	11.51%
Return After Taxes on Distributions and Sale of Series Shares	17.21%	8.00%	9.88%	10.74%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	15.71%	7.17%	8.64%	10.21%

Quarterly Returns
Highest: 20.96% in 4th quarter 1999
Lowest: -16.45% in 3rd quarter 1998

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.

	Class B	Class C	Class D	Class E

Shareholder fees (paid directly from your investment)
Redemption Fee[1]	None	None	None	None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee	1.00%	1.00%	1.00%	1.00%
Distribution and service (Rule 12b-1) fees	1.00%	0.75%	0.50%	0.25%
Other expenses[2]	0.98%	0.98%	0.98%	0.98%
Total annual fund operating expenses	2.98%	2.73%	2.48%	2.23%
Less fee waivers and expense reimbursements[3]	-0.78%	-0.78%	-0.78%	-0.78%
Net expenses	2.20%	1.95%	1.70%	1.45%

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other expenses include all operating expenses of the Series (except Management fees) as well as the estimated amount of the fees and expenses incurred indirectly by the Series through its investments in other investment companies during the prior fiscal year.
3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that each class's total direct annual fund operating expenses, exclusive of distribution and service fees, do not exceed 1.20% of the class's average daily net assets. This contractual waiver will remain in effect until at least February 28, 2008 and may be extended.

The example below assumes that:
• You invest $10,000 for the periods shown
• The Series’ operating expenses remain the same
• Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	CLASS B	CLASS C	CLASS D	CLASS E
1 YEAR	$223*	$198*	$173*	$148*
3 YEARS	$848*	$773*	$698*	$622*
5 YEARS	$1,499*	$1,375*	$1,250*	$1,124*
10 YEARS	$3,244*	$3,004*	$2,757*	$2,504*

*Based on contractual limitation/reimbursement of expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More About the Series' Investments

More Information About Principal Investments
Equity securities The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks.

Foreign securities The Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers.

ETFs The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

Tax Management Strategies
The Series uses the tax management strategies described on page 4 to minimize the amount of distributions subject to state as well as federal income taxation. However, the Advisor does not attempt to address the tax laws of any particular state. The Advisor will follow tax management strategies only to the extent that they do not conflict with the Series’ goal of maximizing long-term growth or the operation of the Series. The Series may realize a short-term gain on the sale of a security if the Advisor believes it will decline in value, to increase diversification, or to raise cash to pay expenses or meet redemption requests. In addition, some securities in the Series’ portfolio will regularly generate taxable income. At times, tax managed funds are more volatile than other funds because they tend to hold stocks longer to avoid realizing gain due to portfolio turnover.

More Information About Principal Risks
Foreign securities risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk - The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk - Because the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the Series would be adversely affected

Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series’ Investment Goal
The Series’ Board of Directors may change its investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the shareholders. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $14 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers
The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

The following people serve on the Advisor’s Senior Research Group:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, Manning & Napier Advisors, Inc., 1993 - 2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Portfolio Managers (continued)

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00% of the Series’ average daily net assets, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit each class’s total direct fund operating expenses, exclusive of distribution and service fees, to 1.20% of average daily net assets. This contractual waiver will remain in effect at least until February 28, 2008 and may be extended. Due to fee waivers and expense reimbursements, the Advisor received a management fee of 0.22% for the fiscal year ended October 31, 2006. A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2006, which covers the period November 1, 2005 through April 30, 2006.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide shareholder support servicing and distribution assistance.

The Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class B, C, D and E shares are offered only through a financial intermediary. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class C shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

Investors may be charged a fee if they effect transactions through a broker or agent.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Distribution Plans

The Fund has adopted Rule 12b-1 distribution plans for the Class B, C, D, and E shares of the Series. Under the Plans, the Class B, C, D, and E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to: 1.00%, 0.75%, 0.50%, and 0.25%, respectively. These fees are an ongoing expense and over time may cost you more than other types of sales charges.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares
Class B, C, D, and E shares are offered only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Through the Fund

If your financial intermediary does not provide account maintenance services, contact the Fund to purchase shares.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Manning & Napier Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

· Send a check payable to Manning & Napier Fund, Inc. with the completed original account application. The initial minimum investment for the Series is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary.

The address is:
Manning & Napier Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

· To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

· Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

· After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

· You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your account two business days after your call.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares
You may exchange shares of a Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. Except as discussed below, the minimum exchange amount for any Series other than the Overseas Series is $1,000 (or all the shares in your account if less than $1,000). If your exchange establishes a new account in a Series other than the Overseas Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. If your exchange establishes a new account in the Overseas Series, the minimum exchange amount is $5,000,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

Through the Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

By Mail
· Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
· Provide the name of the current Series, the Series to exchange into, the class of shares, and the dollar amount to be exchanged.
· Provide both account numbers.

By Telephone
· Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
· Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
· Provide both account numbers.
· We may ask for identification, and all telephone transactions are recorded.

How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

Through the Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to redeem shares. If not:

By Mail
· Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
· State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
· Provide the account number.
· Medallion Guarantees may be required.
· Additional documentation may be required (call the Fund for details).

By Telephone
· Unless you have declined telephone privileges, call us at 1-800-466-3863.
· Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.
· Provide your account number.
· We may ask for identification, and all telephone calls are recorded.
· Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
· Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day’s price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite these efforts, however, the Fund may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series’ shares), and as a result frequent trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invests in foreign securities that trade primarily on markets that close prior to the time the Series determines its net asset value (NAV), frequent trading may have a greater potential to dilute the value of the Series’ shares as compared to a Series investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of

Excessive Trading (continued)
the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as åpriceæ or "time zone" arbitrage). This type of arbitrage may dilute the value of the Series’ shares if the prices of the Series’ foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary’s policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts with Low Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the
Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares
The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Series’ stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

International securities markets may be open on days when the U. S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Manning & Napier Fund, Inc.
P.O. Box 182454
Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Manning & Napier Fund, Inc.
P.O. Box 805
Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Fund’s Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure of the Series’ Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:
• Pays dividends once a year, in December.
• Makes capital gains distributions, if any, once a year, typically in December.

However, because the Series may utilize tax equalization and other methods to minimize taxable distributions, in some years it may pay no, or only minimal, dividends and/or distributions. The Series also may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

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Manning & Napier Fund, Inc.
Tax Managed Series - Class B, C, D, and E Shares

Shareholder Reports and the Statement of Additional Information (SAI)
Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information
• You may obtain shareholder reports, when available, and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manningnapieradvisors.com.
• You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http:// www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Manning & Napier Fund, Inc.
For fund information and all service:
P.O. Box 805
Fairport, NY 14450 Toll-Free 800-466-3863

For deposits and all transactions:
P.O. Box 182454
Columbus, OH 43218-2454

Manning & Napier Fund, Inc.

Statement of Additional Information dated February 2, 2007

This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectus, each dated February 2, 2007, for each of the following series of Manning & Napier Fund, Inc. (the "Fund"): Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series (each a "Series"), copies of which may be obtained from Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, NY 14450. This SAI relates to the Class A, B, C, D and E Shares of the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, and Tax Managed Series.

Each Series' audited financial statements from the Series' annual reports for the fiscal year ended October 31, 2006, are hereby incorporated by reference into this Statement of Additional Information. These Reports may be obtained without charge by calling 1-800-466-3863.

Investment Goals

Each of the Series' investment goals as well as its principal investment policies and strategies with respect to the composition of their respective portfolios are described in the prospectus. The following sections provide more information about those principal policies and strategies as well as information about other policies and strategies. Each Series' investment goal is not fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in a Series' investment objective, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs. The investment strategy of the Equity Series is to invest, under normal circumstances, at least 80% of its assets in equity securities. The investment strategy of the Overseas Series is to invest, under normal circumstances, at least 80% of its assets in securities of issuers from outside the United States. These Series will notify their shareholders at least sixty (60) days prior to any change in their respective investment policies. Each of the Series is a diversified mutual fund.

Investment Policies and Risks

EQUITY INVESTMENTS

Common Stocks. Each Series may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Depository Receipts. Each Series may purchase Depository Receipts. Depository Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depository. Depository Receipts are not necessarily denominated in the same currency as the underlying securities. American Depository Receipts ("ADRs"), are dollar-denominated Depository Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and Depository Receipts in bearer form are designed for use in securities markets outside the United States.

Depository Receipts may be "sponsored" or "unsponsored." Sponsored Depository Receipts are established jointly by a depository and the underlying issuer, whereas unsponsored Depository Receipts may be established by a depository without participation by the underlying issuer. Holders of unsponsored Depository Receipts generally bear all the costs associated with establishing unsponsored Depository Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.

Preferred Stocks. Each Series may invest in preferred stocks. Preferred stocks may pay a dividend at a fixed rate, and may entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate.

Convertible Securities. Each Series may invest in securities that are convertible at either a stated price or a stated rate into underlying shares of common stock, thus enabling the investor to benefit from increases in the market price of the common stock. Convertible securities provide higher yields than the underlying equity, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock. The principal factor in selecting convertible bonds is the potential to benefit from movement in the stock price. There is no minimum rating standard for the debt aspects of such securities. Convertible bonds purchased by a Series may be subject to the risk of being called by the issuer.

Warrants. Each Series may purchase warrants. Warrants acquired by a Series entitle it to buy common stock from the issuer at a specified price and time. Warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the securities which the warrant entitles the holder to purchase, and (2) do not represent any rights in the assets of the issuer. Warrants purchased by the Fund may or may not be listed on a national securities exchange. As a fundamental investment policy, none of the Series may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

REITs. Each Series may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

Trust Certificates, Partnership Interests and Equity Participations. Each Series may invest in equity securities that are interests in non-corporate entities. These securities, which include trust certificates, partnership interests and equity participations, have different liability and tax characteristics than equity securities issued by a corporation, and thus may present additional risks to the Series. However, the investment characteristics of these securities are similar to those of traditional corporate equity securities.

FIXED INCOME INVESTMENTS

Corporate Debt Obligations. Each Series may invest in corporate debt obligations issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

U.S. Government Securities. Each Series may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association ("Fannie Mae"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks ("FHLB"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board and the Student Loan Marketing Association ("Sallie Mae").

Obligations of U.S. Government agencies and instrumentalities such as Fannie Mae, FHLB, FHLMC and Sallie Mae are not supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

A Series will invest in securities of such instrumentality only when the Fund's investment advisor, Manning & Napier Advisors, Inc. (the "Advisor"), is satisfied that the credit risk with respect to any instrumentality is consistent with the Series’ goal and strategies.

Mortgage-Backed Securities. Each Series may invest in mortgage-backed securities which represent an interest in a pool of mortgage loans. These securities are issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, Fannie Mae, and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Each Series may also invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two top categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer's general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Mortgage Dollar Rolls. Each Series may invest in mortgage dollar rolls. Mortgage dollar rolls are transactions in which a Series sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. A mortgage dollar roll program may be structured to simulate an investment in mortgage-backed securities at a potentially lower cost, or with potential reduced administrative burdens, than directly holding mortgage-backed securities. A mortgage dollar roll can be viewed as a collateralized borrowing in which a Series pledges a mortgage-backed security to a counterparty to obtain cash. The counterparty with which a Series enters into a mortgage dollar roll transaction is not required to return the same securities as those originally sold by the Series, but rather only securities which are "substantially identical." To be considered substantially identical, the securities returned to the Series generally must be of the same type, coupon, and maturity and meet the "good delivery guidelines" established by the Bond Market Association, which is a private trade association of dealers in debt securities. Notwithstanding a dealer’s compliance with the "good delivery guidelines," a Series may assume some risk because the characteristics of the mortgage-backed securities delivered to the Series may be less favorable than the mortgage-backed securities the Series delivered to the dealer. If the broker-dealer to whom a Series sells the securities becomes insolvent, the Series’ right to repurchase the securities may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the securities may change adversely over the term of the mortgage dollar roll and that the securities a Series is required to repurchase may be worth less than the securities that the Series originally held. To avoid senior security concerns, a Series will "cover" any mortgage dollar roll as required by the 1940 Act.

Asset-Backed Securities. Each Series may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. Consequently, asset-backed securities are subject to call risk and extension risk (described below).

Below Investment Grade Debt Securities. Each Series may invest up to 20% of its assets in corporate debt securities rated below investment grade. High risk, high yield securities rated below BBB by S&P or Baa by Moody's are "below investment grade" and are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's own independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. Each of the Series will also seek to minimize risk by diversifying its holdings.

Yankee Bonds. Each Series may invest in U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A of the 1933 Act ("Yankee bonds"). These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker’s acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee bonds, as obligations of foreign issuers, are subject to the same types of risks discussed in "Risk of Foreign Securities" below. The Yankee bonds selected for a Series will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Obligations of Supranational Agencies. Currently, each Series may purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Union, and the European Investment Bank. For concentration purposes, supranational entities are considered an industry. Investment in these entities is subject to a Series' other restrictions on investments in foreign securities, described below.

Zero-Coupon Bonds. Each Series may invest in so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and generally pay interest only at maturity rather than at intervals during the life of the security. Each Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, a Series may have to sell investments to obtain cash needed to make income distributions. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

Variable and Floating Rate Instruments. Certain of the obligations that may be purchased by the Series may carry variable or floating rates of interest. These obligations may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Short-Term Investments. For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each Series may depart from its investment goals and invest up to 100% of its assets in all types of money market instruments (including securities guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan institutions deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or Prime-1 by Moody's, repurchase agreements involving such securities and shares of other investment companies as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see Appendix A.

Risks of Fixed Income Securities. Investments in fixed income securities may subject a Series to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security’s market value will differ depending upon the security’s maturity and duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Series to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Series will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Series will suffer from the inability to invest in higher yield securities.

HEDGING (DERIVATIVE TRANSACTIONS)

All of a Series' policies regarding options discussed below are fundamental, and may only be changed by a shareholder vote.

In General. Each Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolios, that is, to reduce the overall level of risk that normally would be expected to be associated with their investments. Each Series may write covered call options on common stocks; may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

Options on Securities. As a means of protecting its assets against market declines, and in an attempt to earn additional income, each Series may write covered call option contracts on its securities and may purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.

When a Series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a Series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a Series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option's exercise price. A Series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

A Series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation ("OCC"), which also serves as the clearinghouse for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a separate account) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash or other liquid securities in a separate account, and marked-to-market daily. A Series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.

Options written by a Series will have exercise prices which may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the market price of the underlying security at the time the options are written. However, a Series generally will not write so-called "deep-in-the-money" options.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

If a call option written by a Series expires unexercised, the Series will realize a gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option written by a Series is exercised, the Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

Call options may also be purchased by a Series, but only to terminate (entirely or in part) a Series' obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A Series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A Series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a Series has received a notice that the option is to be exercised.

The cost to a Series of such a closing transaction may be greater than the net premium received by a Series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a Series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

A Series may also write secured put options and enter into closing purchase transactions with respect to such options. A Series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will earmark or segregate cash or liquid assets equal to the amount of the Series' assets that could be required to consummate the put options. If the value of such assets declines, additional cash or assets will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Series.

A Series may write secured put options when the Advisor wishes to purchase the underlying security for a Series' portfolio at a price lower than the current market price of the security. In such event a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the income earned on the amount held in liquid assets plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and income earned on the amount held in liquid assets.

A Series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the "exercise price") at any time up to a specified future date (the "expiration date").

Purchase of a put option creates a "hedge" against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a Series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where the writer obtains greater current income at the risk of foregoing potential future gains, the purchaser of a put option is in effect foregoing current income in return for reducing the risk of potential future losses.

A Series may purchase put options as a means of "locking in" profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a Series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a Series, will be reduced by the amount of premium paid for the put option. At the same time, a Series will continue to own the security, and should the security decline in value below the exercise price of the put option, a Series may elect to exercise the option and "put" or sell the security to the party that sold the put option to that Series at the exercise price. In this case, a Series would have a higher return on the security than would have been possible if a put option had not been purchased.

Risk Factors and Certain Other Factors Relating to Options. Positions in options on securities may be closed only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although a Series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same security, there can be no assurance that a liquid secondary market will exist for any particular security option. If no liquid secondary market exists respecting an option position held, a Series may not be able to close an option position, which will prevent that Series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a Series would be unable to use the cash or liquid assets held as security for the put option for other investment purposes until the exercise or expiration of the option.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or particular classes or series of contracts), in which event the secondary market on that exchange would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a Series and certain other accounts managed by the Advisor may constitute such a group. If so, the options positions of the Series may be aggregated with those of other clients of the Advisor.

If a Series writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer, which would establish a formula price at which the Series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security ("in-the-money"). For an OTC option a Series writes, it will treat as illiquid (for purposes of the 10% net asset limitation on illiquid securities) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is "in-the-money". In accordance with the SEC’s current position, a Series will generally also treat as illiquid any OTC option held by it.

Although the OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised the OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

A Series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions, which the Series may execute. Therefore, frequent writing and/or purchasing of options may increase the transaction costs borne by a Series.

Stock Index Futures Contracts and Options on Stock Index Futures Contracts. Each Series may enter into stock index futures contracts to provide: (i) a hedge for a portion of the Series' portfolio; (ii) a cash management tool; (iii) as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Series may also use stock index futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of stock index futures contracts could be used to adjust the exposure or hedge a Series' portfolio, a Series may be able to do so more efficiently and at a lower cost through the use of stock index futures contracts.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The Series intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity.

The Series will not enter into a stock index futures contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. A Series will comply with guidelines established by the Securities and Exchange Commission with respect to the covering of obligations under future contracts and will earmark or segregate cash or liquid assets in the amount prescribed.

Unlike the purchase or sale of an equity security, no price is paid or received by a Series upon the purchase or sale of a stock index futures contract. Upon entering into a futures contract, a Series would be required to deposit into a separate account in the name of the futures broker an amount of cash or liquid securities known as "initial margin." This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the Series to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called "variation margin", to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". For example, when the Series has purchased a stock index futures contract and the price of the underlying stock index has risen, that futures position will have increased in value and a Series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Series has purchased a stock index futures contract and the price of the stock index has declined, the position would be less valuable and the Series would be required to make a variation payment to the broker.

The loss from investing in futures transactions is potentially unlimited. To limit such risk, a Series will not enter into stock index futures contracts for speculation and will only enter into futures contracts which are traded on established futures markets. A Series may purchase or sell stock index futures contracts with respect to any stock index, but the Advisor anticipates that it will sell stock index futures contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the Series' portfolio securities.

Closing out an open stock index futures contract sale or purchase is effected by entering into an offsetting stock index futures contract purchase or sale, respectively, for the same aggregate amount of identical underlying with the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realizes a gain; if it is more, the Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realizes a gain; if it is less, the Series realizes a loss. If the Series is not able to enter into offsetting transactions, the Series will continue to be required to maintain the margin deposits on the stock index futures contract.

A Series may elect to close out some or all of their futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. A Series may close its positions by taking opposite positions which would operate to terminate a Series' position in the stock index futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the Series, and a Series would realize a loss or a gain.

Stock index futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although a Series intends to purchase or sell stock index futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist at any particular time. Accordingly, it might not be possible to close a stock index futures contract, and in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, in the event stock index futures contracts have been used to hedge portfolio securities, the Series would continue to hold securities subject to the hedge until the stock index futures contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the stock index futures contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the futures contract and thus provide an offset to losses on a stock index futures contract.

There are several risks in connection with the use by a Series of stock index futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by entering into stock index futures contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the Series' portfolio securities sought to be hedged.

Successful use of stock index futures contracts by a Series for hedging purposes also depends on the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when a Series has sold futures to hedge its portfolio against a decline in the market, the index or indices on which the futures are written might advance and the value of securities held in a Series' portfolio might decline. If this were to occur, a Series would lose money on the futures and also would experience a decline in value in its portfolio securities. However, while this might occur to a certain degree, the Advisor believes that over time the value of the Series' portfolio will tend to move in the same direction as the securities underlying the futures, which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the Series would lose part or all of the benefit of increased value of those stocks that they had hedged, because they would have offsetting losses in their futures positions. In addition, in such situations, if a Series had insufficient cash, they might have to sell securities to meet their daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, a Series might have to sell securities at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the stock index futures contracts and the portion of the portfolio to be hedged, the price movements in the futures contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close stock index futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of stock index futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

Options on futures give the purchaser the right, in return for a premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the stock index futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash.

A Series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. See "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

Futures on Securities. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts by law are not permitted on municipal securities but are traded on government securities, broad-based indexes of securities, and certain corporate equity securities (single stock futures). Accordingly, these futures contracts will primarily consist of futures based on government securities (i.e., Treasury Bonds). By purchasing futures on securities, the Fund will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Series' futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Series to do so. However, the loss from investing in futures transactions is potentially unlimited. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each Series is authorized to enter into forward foreign currency exchange contracts. In addition, each Series is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. A Series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

First, when entering into a contract for the purchase or sale of a security in a foreign currency, a Series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as "transaction hedging".

Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as "position hedging". With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Each Series will earmark or segregate cash or liquid securities equal to the amount of that Series' assets that would be required to consummate forward contracts entered into under the second circumstance, as set forth above For the purpose of determining the adequacy of the securities, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be earmarked or segregated daily so that the value will equal the amount of such commitments by such Series.

Currency Futures Contracts and Options on Futures Contracts. Each Series is authorized to purchase and sell currency futures contracts and options thereon. Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a futures contract (i.e., long) means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the Series or adversely affect the prices of securities which the Series intend to purchase at a later date. The loss from investing in futures transactions is potentially unlimited. To minimize this risk, such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. A Series will not enter into a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules will exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. A Series will comply with guidelines established by the SEC with respect to covering of obligations under future contracts and will earmark or segregate cash and/or liquid securities in a separate account in the amount prescribed.

Although a Series intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the Series' portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Series realizes a gain; if it is more, a Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Series realizes a gain; if it is less, a Series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Series is not able to enter into an offsetting transaction, a Series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options is dependent on the existence of a liquid secondary market. It is not certain that a liquid market will exist for any particular futures contracts. See "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Call options sold by the Series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or by earmarking or segregating cash or liquid securities in an amount sufficient to fulfill the obligations undertaken by the futures contract. A put option sold by the Series is covered when, among other things, cash or liquid assets are earmarked or placed in a segregated account to fulfill the obligations undertaken.

Foreign Currency Options. Each Series is authorized to purchase and write put and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. A Series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a higher return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors that influence foreign exchange rates and investments generally.

Risks Associated with Hedging Strategies. There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to accurately predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Code, may restrict trading in forward currency contracts, options, futures contracts and futures options.

Even a small investment in derivative contracts can have a big impact on stock market, currency and interest rate exposure. Derivatives can also make a Series less liquid and harder to value, especially in declining markets.

OTHER INVESTMENT POLICIES

Foreign Securities.

Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, and Tax Managed Series: Each Series may invest up to 25% of its assets in foreign securities which are not publicly traded in the United States. The Series' investments in foreign securities will be of the same types and quality as the domestic securities in which the Series may invest. The Series may invest in foreign securities when the anticipated performance of foreign securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment goals of the Series. Each Series will invest no more than 25% of its assets in securities issued by any one foreign government. Each Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

Each Series' restrictions on investment in foreign securities are fundamental policies that cannot be changed without the approval of a majority of the outstanding voting securities of the Series, as defined in the Investment Company Act of 1940 (the "1940 Act").

Equity and Overseas Series: The Overseas Series will, under normal circumstances, invest at least 80% of its assets in securities of issuers from countries outside the United States. In addition, it may also invest in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies or instrumentalities. Equity Series may invest up to 25% of its assets in foreign securities which are not publicly traded in the United States. Each Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies. The Equity Series may invest in foreign securities when the anticipated performance of foreign securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment goals of the Series. Each Series will invest no more than 25% of its assets in securities issued by any one foreign government.

Risks of Foreign Securities. There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle.

Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

A Series' investments in emerging markets can be considered speculative, and therefore may offer greater potential for gains and losses than investments in developed markets of the world. Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also may have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Series' investments are denominated relative to the U.S. dollar will affect the Series' net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country’s economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Series' securities are quoted would reduce the Series' net asset value per share.

Repurchase Agreements. Each Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities ("collateral") from various financial institutions such as a bank or broker-dealer (a "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series' custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Series under the 1940 Act.

Investment Companies. Investment company securities are securities of other open-end or closed-end investment companies or unit investment trusts. The Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series may invest in securities of open-end investment companies, including exchange-traded funds ("ETFs") organized as open-end investment companies. The Equity Series and Overseas Series may invest in shares of closed-end investment companies. The Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and the Tax Managed Series may invest in shares of closed-end investment companies traded on national exchanges to the extent permitted by applicable law. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Series’ total assets in any one investment company and no more than 10% in any combination of investment companies. A Series will not invest in investment companies in excess of these limits except to the extent permitted by any rule, regulation or order of the U.S. Securities and Exchange Commission (the "SEC"). A Series may invest in investment companies managed by the Advisor or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC. To the extent a Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses. The Series do not intend to invest in other investment companies unless, in the judgment of the Advisor, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries.

Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuer's portfolio securities and are subject to limitations under the 1940 Act. A Series also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). Each Series may invest in securities of ETFs that are registered as UITs. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

The Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Overseas Series, and Equity Series may invest in iShares® Funds, which are ETFs issued by iShares Trust and iShares, Inc. Pursuant to an exemptive order issued to iShares® and procedures adopted by the Fund’s Board of Directors, these Series may invest in an iShares® Fund beyond the limits set forth in section 12(d)(1) of the 1940 Act, subject to certain terms and conditions. iShares® is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in a Series.

Securities Lending. Each Series may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors. These loans, if and when made, may not exceed 33 1/3% of the Series’ total assets taken at value (including the loan collateral). A Series will not lend portfolio securities to its investment advisor, or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Series.

By lending its securities, a Series may increase its income by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. A Series may pay a part of the income earned to a third party (such as the Fund’s custodian) for acting as the Series' securities lending agent. A Series will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Series must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Series must be able to terminate the loan on demand; (iv) the Series must receive reasonable interest on the loan, in addition to payments reflecting the amount of any dividends, interest or other distributions on the loaned securities; (v) the Series may pay only reasonable fees in connection with the loan; and, (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Series must terminate the loan and regain the right to vote the securities. Loans may involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Series' ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays.

Short Sales. Each Series may, within limits, engage in short sales "against the box". A short sale is the sale of borrowed securities; a short sale against the box means that a Series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of a Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge. The Fund has no current intention to engage in short sales against the box. A short sale against the box may be a taxable transaction for a Series.

Forward Commitments or Purchases on a When-Issued Basis. Each Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account consisting of liquid assets in an amount at least equal to the purchase price.

Investment in Restricted Securities. Each Series may invest in "restricted securities" subject to the 10% net asset limitation regarding illiquid securities. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The SEC adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers." The result has been the development of a more liquid and efficient institutional resale market for restricted securities. Rule 144A securities may be liquid if properly determined by the Advisor pursuant to procedures adopted by the Board of Directors.

Management of Realization Events (Tax Managed Series). The Tax Managed Series’ portfolio will be actively managed to minimize both the number and amount of realization events. The following methods are used:

Specific Identification of Security Shares Sold - Federal income tax law allows the Series to specify which shares of stock the Series will treat as being sold. The Series will individually analyze which shares to sell. The following example will further explain the technique:

During year 1, the Series purchases 100 shares of XYZ Corp on two separate occasions. The first purchase of 100 shares cost $10/share and the second purchase of 100 shares cost $12.50/share. In year 2, the Series decides to sell 100 shares of XYZ Corp at $15/share. If the Series used a First-in, First-out (FIFO) method, the realized gain would be $500, but since the Series analyzes each sale, the shares with a cost of $12.50/share would have been sold, resulting in a realized gain of only $250. This would have resulted in a deferral of tax of $99 using a marginal tax rate of 39.6%.

Deferring amount of gain (or accelerating loss) realized on each sale is maximized by the use of the Highest-In, First-Out (HIFO) method of identifying which shares to sell. The expectation is that any capital gain is minimized (or capital loss is maximized) since the difference between the proceeds on the sale of the shares and the cost of those shares is also minimized. However, if the Series has a loss to offset, low-cost securities may be sold for profit and may also then be reacquired in order to "step up" the basis in those securities. There will be times when it will be more advantageous for the Series to identify shares without the highest cost. This may occur, for example, when shares with the highest cost result in the realization of short-term capital gains while shares with a lower cost result in a long-term gain. Since short-term capital gains are generally subject to higher rates of tax, the lower cost may be chosen due to the tax benefits of the lower tax rate.

Management of Dividend Distributions (Tax Managed Series). The Tax Managed Series will minimize dividend distributions to the extent permitted to maintain regulated investment company status under the Code. The following methods are used:

Equalization Accounting - Under current law, the Series may, for tax purposes, treat as a distribution of investment company taxable income or net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Series’ undistributed investment company taxable income and net capital gain. This practice will have the effect of reducing the amount of income and gains that the Series is required to distribute as dividends to shareholders in order for the Series to avoid federal income and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Series’ shares, the total return on a shareholder’s investment will not be reduced as a result of the Series’ distribution policy. The Series will designate equalization payments as being made in lieu of ordinary taxable dividends before net capital gains. The Series' use of equalization accounting will not affect the tax treatment of shareholders that redeem their shares with respect to such redemptions.

Deliberate Minimization of Cash Dividends - The Series will minimize the amount it distributes as ordinary income dividends. It may not, therefore, distribute all investment company taxable income or ordinary income. It will, however, distribute dividends sufficient to maintain its status as a regulated investment company. In addition, the Series may retain income for excise tax purposes (and then incur excise tax) if it anticipates such retention will enhance shareholders’ after-tax total returns.

Investment Restrictions

Each Series has adopted certain restrictions set forth below as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Series’ outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

None of the Series may:

1.  Borrow money, except from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets, and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding;

2.  With respect to 75% of its total assets, invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or its instrumentalities). None of the Series may purchase more than 10% of the outstanding voting securities of any one issuer;

3.  Invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. government securities);

4.  Invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days;

5.  Except for Equity Series and Overseas Series, purchase shares of closed-end investment companies that are traded on national exchanges, except to the extent permitted by applicable law;

6.  Make loans, except that each may invest in debt securities and repurchase agreements and may engage in securities lending;

7. Purchase securities on margin (but a Series may obtain such short-term credits as may be necessary for the clearance of transactions);

8. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless no more than 25% of a Series' net assets (taken at a current value) are held as collateral for such sales at any one time;

9. Issue senior securities or pledge its assets, except that each Series may invest in futures contracts and related options;

10. Buy or sell commodities or commodity contracts (the Tax Managed Series also expressly provides that forward foreign currency contracts are not considered commodities or commodity contracts for purposes of this restriction) or real estate or interest in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. The Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Equity Series, and Overseas Series may not buy or sell commodities or commodity contracts, provided that the Series may enter into all types of futures and forward contracts on currency, securities, economic and other indices and may purchase and sell options on such futures contracts. In addition, the Series in the preceding sentence may not buy or sell real estate or interests in real estate, although they may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

11. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

12. Make investments for the purpose of exercising control or management;

13. Participate on a joint or joint and several basis in any trading account in securities;

14. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

15. Purchase foreign securities if as a result of the purchase of such securities more than 25% of a Series' assets (100% in the case of the Overseas Series) would be invested in foreign securities, provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market;

16. Invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

In addition to the foregoing:

17.  The Pro-Blend Conservative Term Series, the Pro-Blend Maximum Term Series, the Tax Managed Series, the Equity Series, and the Overseas Series may not invest assets in securities of any other open-end investment company, except (1) by purchase in the open market involving only customary brokers' commissions, (2) in connection with mergers, acquisitions of assets, or consolidation, or (3) as otherwise permitted by law, including the 1940 Act.

18. Under the Investment Company Act of 1940 and the rules and regulations thereunder, each Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, such Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Series. A Series' purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. The Pro-Blend Moderate Term Series and the Pro-Blend Extended Term Series will not purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment).

19. The Fund's investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following fundamental limitations: (1) with respect to any Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) a Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of each Series and the option is issued by the Options Clearing Corporation; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

20. A Series will not purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment adviser and one or more of such officers or directors of the Fund or its investment adviser owns beneficially more than 1/2% of the shares or securities of such issuer and all such directors and officers owning more than 1/2% of such shares or securities together own more than 5% of such shares or securities.

21. A Series will not (except for the Equity Series and Overseas Series) purchase securities of any company which has (with predecessors) a record of less than three years continuous operation if as a result more than 5% of the Series’ assets would be invested in securities of such companies.

Except for the limitation on borrowings, all of the above percentage limitations are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

Portfolio Turnover

An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Each Series expects that its long-term average turnover rate will be less than 100%; however, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the turnover rate with confidence. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Series to pay correspondingly increased brokerage and trading costs. In addition to the transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under Federal Tax Treatment of Dividends and Distributions, to the extent net short-term gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

Disclosure of Portfolio Holdings

The Fund’s Board of Directors has approved a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Series.

Disclosure of the Series’ complete portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31), in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report filed with the SEC on Form N-Q. Each Series’ Annual and Semi-Annual Reports are distributed to shareholders and the most recent Reports are available on the Fund’s website (see address below). The Series’ holdings reports on Form N-Q are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website atwww.manningnapieradvisors.com. This information is provided with a lag of at least eight days. The information provided will include the following for each security in the portfolio: security name, CUSIP or Sedol symbol, ticker (for equities only), country, number of shares or units held (for equities), par value (for bonds), and market value as of the date of the portfolio. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). This information is publicly available to all categories of persons.

The Fund provides portfolio holdings and information derived from the portfolio holdings to rating and ranking organizations such as Lipper and Morningstar, Inc. in connection with rating the Series and mutual fund database services such as Thomson Financial Research in connection with their collection of fund data for their subscribers. The Fund will only disclose such information as of the end of the most recent calendar month, and this information will be provided to these organizations no sooner than the next day after it is posted on the Fund’s website, unless the conditions described below relating to the disclosure of "non-public" portfolio holdings information are satisfied. The Fund believes that these organizations have legitimate objectives in requesting such portfolio holdings information.

The Fund’s policies and procedures provide that the Fund’s chief compliance officer (or her designee) ("CCO") may authorize disclosure of "non-public" portfolio holdings information to rating and ranking organizations, mutual fund databases, consultants, and other organizations that will use the data for due diligence, rating, or ranking the Series, or similar uses at differing times and/or with different lag times than those described above. Prior to making any disclosure of "non-public" portfolio holdings information to a third party, the CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund’s shareholders and that conflicts between the interests of the Fund’s shareholders and those of the Fund’s Advisor, principal underwriter, or any affiliated person of the Fund are addressed. The Fund requires any third party receiving "non-public" portfolio holdings information to enter into a confidentiality agreement with the Fund which provides, among other things, that "non-public" portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the "non-public information" and will use such information solely to analyze and rank a Series, or to perform due diligence and asset allocation, depending on the recipient of the information. The agreement will require that the recipient provide, upon request, evidence reasonably satisfactory to the Fund to demonstrate its adherence to the provisions of the agreement. The Board of Directors will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable.

The Fund’s policies and procedures also permit the Fund to disclose certain commentary and analytical, statistical, performance or similar information relating to a Series of the Fund or its portfolio holdings if certain conditions are met. The information must be for legitimate business purposes and must be deemed to be non-material non-public information based on a good faith review of the particular facts and circumstances. Examples of such non-material non-public information may include, but are not limited to, the following types of information: allocation of a Series’ portfolio securities and other investments among various asset classes, sectors, industries, and countries; the characteristics of the stock components and other investments of a Series; the attribution of a Series’ returns by asset class, sector, industry, market capitalization and country; certain volatility characteristics of a Series; certain valuation metrics of a Series (such as average price to earnings ratio and average earnings growth); and maturity and credit quality statistics for a Series’ fixed income holdings.

The Fund does not receive any compensation or other consideration for disclosure of portfolio holdings information.

In addition, the Fund’s service providers, such as the Advisor, custodian, independent registered public accounting firm, accounting services agent, and transfer agent, may possess or receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition, proxy voting service providers may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

The Fund

The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities.

Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the Series' Rule 12b-1 distribution plan which relate only to such class and (iii) the classes have different exchange privileges. As a result of each class' differing Rule 12b-1 distribution and shareholder services plan, shares of different classes of the same Series may have different net asset values per share.

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption and liquidations. The Fund's shareholders will vote in the aggregate and not by Series or class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a class. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

Management

The overall business and affairs of the Fund are managed by the Fund's Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, custodian and distributor. The day-to-day operations of the Fund are delegated to the Fund's officers and to the Advisor. A committee made up of investment professionals and analysts makes all the investment decisions for the Fund.

The following chart shows certain information about the Fund’s officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

Interested Director and Officer

Name:	B. Reuben Auspitz*
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	59
Current Position(s) Held with Fund:	Principal Executive Officer, President, Chairman and Director
Term of Office & Length of Time Served:	Indefinite - Director since 1984. Principal Executive Officer since 2002, President since 2004[1], Vice President 1984 - 2003
Principal Occupation(s) During Past 5 Years:
Executive Vice President; Co-Executive Director: Executive Group Member**; Chief Compliance Officer since 2004 - Manning & Napier Advisors, Inc. President; Director - Manning & Napier Investor Services, Inc.

Holds or has held one or more of the following titles for various subsidiaries and affiliates: President, Vice President, Director, Chairman, Treasurer, Chief Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex:	21
Other Directorships Held Outside Fund Complex:	N/A

Independent Directors

Name:	Harris H. Rusitzky
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	72
Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years:	President - The Greening Group (business consultants) Partner, The Restaurant Group (restaurants)
Number of Portfolios Overseen within Fund Complex:	21
Other Directorships Held Outside Fund Complex:	N/A

Name:	Peter L. Faber
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	68
Current Position(s) Held with Fund:	Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years:	Senior Counsel - McDermott, Will & Emery LLP (law firm) since 2006; Partner 1995 - 2006
Number of Portfolios Overseen within Fund Complex:	21
Other Directorships Held Outside Fund Complex:	Partnership for New York City, Inc. (non-profit) New York Collegium

Name:	Stephen B. Ashley
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	66
Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years:	Chairman, Director, President & Chief Executive Officer - The Ashley Group (property management and investment) Director & Chairman (non-executive), Fannie Mae
Number of Portfolios Overseen within Fund Complex:	21
Other Directorships Held Outside Fund Complex:	Genesee Corporation, The Ashley Group, Fannie Mae

Officers

Name:	Jeffrey S. Coons, Ph.D., CFA
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	43
Current Position(s) Held with Fund:	Vice President
Term of Office & Length of Time Served:	Since 2004[1]
Principal Occupation(s) During Past 5 Years:
Executive Group Member** since 2003 and Co-Director of Research since 2002 - Manning & Napier Advisors, Inc.
Managing Director - Risk Management,
Manning & Napier Advisors, Inc.,
1993 - 2002
Holds one or more of the following
Titles for various subsidiaries and
Affiliates: President, Director,
Treasurer, or Senior Trust Officer

Name:	Christine Glavin
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	40
Current Position(s) Held with Fund:	Principal Financial Officer, Chief Financial Officer
Term of Office & Length of Time Served:	Principal Financial Officer since 2002; Chief Financial Officer since 2001[1]
Principal Occupation(s) During Past 5 Years:	Fund Accounting Manager, Manning & Napier Advisors, Inc.

Name:	Jodi L. Hedberg
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	39
Current Position(s) Held with Fund:	Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering (AML) Compliance Officer
Term of Office & Length of Time Served:	Corporate Secretary since 1997; Chief Compliance Officer since 2004[1]
Principal Occupation(s) During Past 5 Years:	Director of Compliance, Manning & Napier Advisors, Inc. & affiliates

Name:	Alaina V. Metz
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	39
Current Position(s) Held with Fund:	Special Assistant Secretary
Term of Office & Length of Time Served:	Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years:	Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing Company)

*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund’s investment advisor and distributor. Mr. Auspitz serves as Executive Vice President & Director, Manning & Napier Advisors, Inc. and President and Director, Manning & Napier Investor Services, Inc, the Fund's distributor.
** The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.
1The term of office for all officers is one year and until their respective successors are chosen and qualified.

Equity Ownership of Directors as of 12/31/06
Name of Director	Dollar Range of Equity Securities in the Series covered by this SAI	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
Harris H. Rusitzky	None	Over $100,000
Peter L. Faber	Pro-Blend Conservative Term Series - Over $100,000	Over $100,000
Stephen B. Ashley	Pro-Blend Extended Term Series - Over $100,000	Over $100,000

Interested Director
Reuben Auspitz	Equity Series - $50,001 - $100,000 Overseas Series - Over $100,000	Over $100,000

None of the Independent Directors have any beneficial ownership interest in the Fund's Advisor, Manning & Napier Advisors, Inc. or its Distributor, Manning & Napier Investor Services, Inc.

There are two Committees of the Fund: the Audit Committee and the Governance and Nominating Committee.

The Audit Committee members are Harris H. Rusitzky and Stephen B. Ashley. The Audit Committee meets twice annually, and, if necessary more frequently. The Committee met twice during the last fiscal year. The Audit Committee reviews the financial reporting process, the system of internal control, the audit process, and the Fund’s process for monitoring compliance with investment restrictions and applicable laws and regulations.

The Governance and Nominating Committee members are Stephen B. Ashley, Peter L. Faber, and Harris H. Rusitzky. The Governance and Nominating Committee meets on an annual basis, and, if necessary more frequently. The Governance and Nominating Committee evaluates candidates’ qualifications for Board membership and the independence of such candidates from the investment adviser and other principal service providers for the Fund; makes recommendations to the full Board for nomination for membership on any committees of the Board; reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee; evaluates whether there is a need for additional committees of the Board; evaluates whether committees should be combined or reorganized; and reviews the performance of all Board members. The Governance and Nominating Committee’s procedures for the consideration of candidates for Board membership submitted by shareholders are attached as Appendix B. The Governance and Nominating Committee met once during the last fiscal year.

The Interested Directors and officers of the Fund do not receive compensation from the Fund, except that a portion of the Fund's Chief Compliance Officer's salary is paid by the Fund. Each Independent Director shall receive an annual fee of $5,000. Annual fees will be calculated quarterly. Each Independent Director shall receive $425 per Board Meeting attended for each active series of the Fund, plus $500 per meeting fee for membership on each committee.

Compensation Table for Fiscal Year Ended October 31, 2006

Name	Position with Registrant	Aggregate Compensation from Fund	Pension	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex
Jodi Hedberg	Chief Compliance Officer	$86,600	N/A	N/A	$86,600
Harris H. Rusitzky	Director	$37,600	N/A	N/A	$37,600
Peter L. Faber	Director	$36,600	N/A	N/A	$36,600
Stephen B. Ashley	Director	$37,600	N/A	N/A	$37,600

As of December 31, 2006, the directors and officers of the Fund, as a group, owned less than 1% of the Fund.

Code of Ethics

The Board of Directors of the Fund, the Advisor, and the Fund’s principal underwriter have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. These Codes of Ethics apply to the personal investing activities of directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under these Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of these Codes of Ethics is on file with the Securities and Exchange Commission, and is available to the public.

Proxy Voting Policy

The Board of Directors has delegated proxy voting responsibilities with respect to securities held by the Series to the Advisor, subject to the Board’s general oversight. The Advisor has adopted its own proxy voting policies and procedures for this purpose (the "Procedures"), which are attached to this Statement of Additional Information as Appendix C. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

The Fund is required to disclose annually the Fund's complete proxy voting record on Form N-PX. The Fund's proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-466-3863 or by writing to the Fund at Manning & Napier Fund, Inc., PO Box 805, Fairport, NY 14450. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

BENEFICIAL OWNERS

As of December 31, 2006, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% and 25% or more of the shares of a Series. Persons who owned of record or beneficially more than 25% of a Series’ outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. The Fund believes that most of the shares held of record referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

Pro-Blend Conservative Term Series - Class A Shares
Record Owners

Name and Address	Percentage of Series
Ameriprise Trust Company Ameriprise Trust Retirement Services Plans 996 Ameriprise Financial Center Minneapolis, MN 55474	29.65%
Transamerica Life Insurance Company 1150 S. Olive St. T-04-05 Los Angeles, CA 90015	22.67%
Charles Schwab & Co. Inc. Special Custody Account Benefit of our Customer 101 Montgomery Street San Francisco, CA 94104-4122	10.03%
Nationwide Trust Company FSB c/o IPO Accounting PO Box 182029 Columbus, OH 43218-2029	7.81%

Pro-Blend Moderate Term Series - Class A Shares
Record Owners

Name and Address	Percentage of Series
Transamerica Life Insurance Company 1150 S. Olive St. T-04-05 Los Angeles, CA 90015	32.88%
Ameriprise Trust Company Ameriprise Trust Retirement Services Plans 996 Ameriprise Financial Center Minneapolis, MN 55474	17.86%
Charles Schwab & Co. Inc. Special Custody Account Benefit of our Customer 101 Montgomery Street San Francisco, CA 94104-4122	7.89%
Nationwide Trust Company FSB c/o IPO Accounting PO Box 182029 Columbus, OH 43218-2029	6.43%

Pro-Blend Extended Term Series - Class A Shares
Record Owners

Name and Address	Percentage of Series
NFS LLC FEBO Reliance Trust Company Ttee Guthrie Clinic Ltd PSP Guthrie Square Sayre, PA 18840	11.75%
Charles Schwab & Co. Inc. Special Custody Account Benefit of our Customer 101 Montgomery Street San Francisco, CA 94104-4122	11.40%
First Trust & Co. FTC & Co. Datalynx T03 Attn TLX PO Box 173736 Denver, CO 80217-3736	6.22%
Ameriprise Trust Company Ameriprise Trust Retirement Services Plans 996 Ameriprise Financial Center Minneapolis, MN 55474	6.01%
PRIAC as Ttee/Custodian FBO Various Retirement Plans 801 Pennsylvania Kansas City, MO 64105	5.57%
Transamerica Life Insurance Company 1150 S. Olive St. T-04-05 Los Angeles, CA 90015	5.23%

Pro-Blend Maximum Term Series - Class A Shares
Record Owners

Name and Address	Percentage of Series
Charles Schwab & Co. Inc. Special Custody Account Benefit of our Customer 101 Montgomery Street San Francisco, CA 94104-4122	21.82%
Ameriprise Trust Company Ameriprise Trust Retirement Services Plans 996 Ameriprise Financial Center Minneapolis, MN 55474	10.04%
First Trust & Co. FTC & Co. Datalynx T03 Attn TLX PO Box 173736 Denver, CO 80217-3736	9.29%
Nationwide Trust Company FSB c/o IPO Accounting PO Box 182029 Columbus, OH 43218-2029	6.02%
NFS LLC FEBO Reliance Trust Company Ttee Guthrie Clinic Ltd PSP Guthrie Square Sayre, PA 18840	65.67%

Tax Managed Series - Class A Shares
Record Owners

Name and Address	Percentage of Series
Manning & Napier Advisors, Inc. 290 Woodcliff Drive Fairport, NY 14450	9.40%
Faye Kline 4769 Limberlost Lane Manlius, NY 13104	5.11%

Equity Series - Record Owner

Name and Address	Percentage of Series
Charles Schwab & Co. Inc. Special Custody Account Benefit of our Customer 101 Montgomery Street San Francisco, CA 94104-4122	89.63%

Equity Series - Beneficial Owner

Name and Address	Percentage of Series
William Manning Manning & Napier Advisors, Inc. 290 Woodcliff Drive Fairport, NY 14450	6.15%

Overseas Series - Record Owners

Name and Address	Percentage of Series
Market Street International Equity Fund c/o Market Street Trust Company 80 E Market Street Suite 300 Corning, NY 14830	49.55%
Highway Patrol Retirement System 6161 Busch Blvd. Suite 119 Columbus, OH 43229	21.07%
CAPINCO c/o US Bank Attn: Mutual Funds Ryan Creegan PO Box 1787 Milwaukee, WI 53201	15.47%

The Advisor

Manning & Napier Advisors, Inc. ("MNA"), acts as the Fund's investment advisor. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of MNA. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

The Fund pays the Advisor for the services performed a fee at the annual rate of: 1.00% of the Fund's daily net assets for the Pro-Blend Maximum Term Series, Tax Managed Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Equity Series, 0.80% for the Pro-Blend Conservative Term Series, and 0.70% for the Overseas Series. As described below, the Advisor is separately compensated for acting as transfer agent and accounting services agent for the Series.

Under the Investment Advisory Agreement (the "Agreement") between the Fund and the Advisor, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian, and accounting services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and directors.

Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that the Series’ total operating expenses, exclusive of distribution and service fees, do not exceed 1.00% for the Pro-Blend Conservative Term Series; 1.20% for the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, and the Tax Managed Series; 1.05% for the Equity Series; and 0.95% for the Overseas Series. This agreement will remain in effect until at least February 28, 2008 and may be extended.

For periods ended October 31, the aggregate total of advisory fees paid by the Series to the Advisor were as follows:

	2004		2005		2006
Series	Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Pro-Blend Conservative Term Series	$111,449	$73,237	$213,523	$75,408	$420,362	$42,292
Pro-Blend Moderate Term Series	$776,557	$67,567	$1,400,678	$20,199	$2,419,287	$0
Pro-Blend Extended Term Series	$2,369,315	$110,644	$3,213,926	$34,447	$4,162,506	$0
Pro-Blend Maximum Term Series	$1,095,866	$66,678	$1,573,859	$24,188	$2,244,690	$0
Tax Managed Series	$10,349	$49,286	$11,800	$55,626	$15,018	$53,540
Equity Series	$0	$15,706	$0	$22,768	$0	$45,702
Overseas Series	$0	$8,654	$0	$13,799	$200,542	$30,267

The Agreement provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding: (i) brokerage commissions; (ii) interest; (iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the Advisor made the decision or took the action which resulted in such claim the Advisor acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisers in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions or refunds are accrued and paid in the same manner as the Advisor's fee and are subject to readjustment during the year.

The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the 1940 Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund's Articles of Incorporation.

The Advisor serves as the Fund's transfer agent and accounting services agent. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 ("BISYS") under which BISYS serves as sub-transfer agent and sub-accounting services agent. Pursuant to a Master Services Agreement effective November 1, 2003 between the Fund and the Advisor, the Fund paid the Advisor an annual fee of 0.12% of the Fund’s net assets up to $900 million, 0.09% for the Fund’s net assets between $900 million and $1.5 billion, and 0.05% for net assets over $1.5 billion for fund accounting and transfer agent services for the year ended October 31, 2006. Effective November 1, 2006, the fee rates under the Master Services Agreement were reduced as follows: 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% for the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% for the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. For servicing the Tax Managed Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Equity Series, and Overseas Series in this capacity for the fiscal years ended October 31, 2004, 2005, and 2006, the Advisor received $757,448, $856,106, and $950,946, respectively. Pursuant to an agreement with the Advisor dated November 1, 2003, BISYS continues to serve as sub-transfer agent and sub-accounting services agent.

Distribution of Fund Shares

Manning & Napier Investor Services, Inc. (the "Distributor") acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor and the Fund are parties to a distribution agreement dated May 11, 1999 (the "Distribution Agreement") which applies to each Class of shares.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement ("Qualified Directors") or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor will not receive compensation for distribution of Class A shares of the Fund. The Fund has adopted Plans of Distribution with respect to the Class B, C, D and E Shares (the "Plans"), pursuant to Rule 12b-1 under the 1940 Act. As of the date of this Statement of Additional Information, the following Series offered multiple classes pursuant to the Plans: Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum-Term Series, and Tax Managed Series. The Advisor may impose separate requirements in connection with employee purchases of the Class A Shares of a Series.

The Plans

The Fund has adopted each Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of each Plan must be approved annually by a majority of the Directors of the Fund and by a majority of the Qualified Directors. Each Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. A Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the respective class of the Fund. All material amendments of a Plan will require approval by a majority of the Directors of the Fund and of the Qualified Directors.

The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative and/or shareholder services ("Financial Intermediaries"). The Financial Intermediaries may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

The Distributor receives distribution and/or service fees, at the rates set forth below, for providing distribution and/or shareholder services to the Class B, C, D and E Shares. The Distributor expects to allocate most of its distribution fees and shareholder service fees to Financial Intermediaries that enter into distribution and/or shareholder servicing agreements with the Distributor. The different Classes permit the Fund to allocate an appropriate amount of fees to a Financial Intermediary in accordance with the level of distribution and/or shareholder services it agrees to provide.

As compensation for providing distribution and shareholders services for the Class B Shares, the Distributor receives a distribution fee equal to 0.75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to 0.25% of the Class B Shares' average daily net assets. As compensation for providing distribution and shareholder services for the Class C Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.75% of the Class C Shares' average daily net assets. As compensation for providing distribution and shareholders service for the Class D Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.50% of the Class D Shares' average daily net assets. The shareholder services component of the foregoing fees for Classes C and D is limited to 0.25% of the average daily net assets of the respective class. As compensation for providing distribution services for the Class E Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.25% of the average daily net assets of the Class E Shares. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion of the distribution fees may be retained as profit by the Distributor. The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Financial Intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

No Class B, C, D or E shares were offered prior to the end of the Series’ respective fiscal year ends.

Custodian, Independent Registered Public Accounting Firm, and Counsel

The custodian for the Fund is Mellon Trust of New England, 135 Santilli Highway, Everett, MA 02149. The custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Mellon Trust of New England may, at its own expense, employ one or more sub-custodians on behalf of the Fund, provided that Mellon Trust of New England shall remain liable for all its duties as custodian. The foreign sub-custodians will act as custodian for the foreign securities held by the Fund.

PricewaterhouseCoopers LLP, with offices at 100 East Broad Street, Suite 2100, Columbus, OH 43215, serve as the independent registered public accounting firm for all the Series. The financial highlights for the respective Series included in the Prospectuses and the financial statements contained in the Annual Reports and incorporated by reference into this Statement of Additional Information for the fiscal year ended October 31, 2006 have been audited by PricewaterhouseCoopers LLP.

The Fund’s counsel is Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103.

Purchases and Redemptions

Check Acceptance Policy. The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks, or money orders.

Payment for shares redeemed. Payment for shares presented for redemption may be delayed more than seven days only for (1) any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit.

Other Information about Purchases and Redemptions. The Fund has authorized several brokers to accept purchase and redemption orders on its behalf, and these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the appropriate Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. Accordingly, for you to receive the current business day's share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the New York Stock Exchange ("NYSE").

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

For the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, and Equity Series, the Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases must be approved by the Senior Research Group prior to implementation.

For the Pro-Blend Series portfolios, the Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation.

For the Overseas Series, the Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines, as well as monitors the investment portfolio for the Series. The Advisor’s analysts work with the Series’ Research Team to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by at least one other member of the Series’ Research Team and one member of the Senior Research Group before implementation.

The following individuals serve on the Advisor’s Senior Research Group and/or the Research Team of the Overseas Series, as noted. This information is as of October 31, 2006.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, Senior Analyst	Member of Senior Research Group	Equity Series - between $100,001 and $500,000 Overseas Series - between $10,001 and $50,000 Tax Managed Series - between $10,001 and $50,000 Pro-Blend Extended Term Series - between $1 and $10,000	Between $100,001 and $500,000
Jack Bauer, Senior Analyst	Member of Senior Research Group	None	None
Jeffrey S. Coons, Ph.D., CFA, Senior Analyst	Member of Senior Research Group	Pro-Blend Extended Term Series - between $100,001 and $500,000	Between $100,001 and $500,000
Jeffrey W. Donlon, Senior Analyst	Member of Senior Research Group	None	None
Brian P. Gambill, Senior Analyst	Member of Senior Research Group, Member of Overseas Series Research Team	None	None
Jeffrey A. Herrmann, Senior Analyst	Member of Senior Research Group, Member of Overseas Series Research Team	Pro-Blend Maximum Term Series - between $1 and $10,000 Equity Series - between $500,001 and $1,000,000	Between $500,001 and $1,000,000
Michael J. Magiera, Senior Analyst	Member of Senior Research Group	Equity Series - between $500,001 and $1,000,000 Overseas Series - between $100,001 and $500,000 Tax Managed Series - between $50,001 and $100,000	Between $500,001 and $1,000,000
Marc Tommasi, Senior Analyst	Member of Senior Research Group, Member of Overseas Series Research Team	None	None

Compensation. Analyst compensation is provided in two basic forms: base salary and bonus. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of Manning & Napier Advisors, Inc. clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Lehman Bros. Government/Credit Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in Manning & Napier Advisors, Inc. based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

Management of Other Portfolios. Manning & Napier Advisors, Inc. does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives ("Similarly Managed Accounts").

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts. In addition, two of the portfolio managers below have portfolio management responsibility for accounts that are managed with different investment objectives and use different security selection processes than those that are used for the Fund Series. Information about these accounts is provided in the footnotes below the table. This information is as of October 31, 2006.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Christian A. Andreach	13	$2,380,883,462	9	$800,294,842	6,019	$10,737,416,982
Jeffrey S. Coons	13	$2,380,883,462	9	$800,294,842	6,020[1]	$10,742,724,920[1]
Jeffrey W. Donlon	13	$2,380,883,462	9	$800,294,842	6,019	$10,737,416,982
Brian P. Gambill	13	$2,380,883,462	9	$800,294,842	6,020[2]	$10,738,671,435[2]
Jeffrey A. Herrmann	13	$2,380,883,462	9	$800,294,842	6,019	$10,737,416,982
Michael J. Magiera	13	$2,380,883,462	9	$800,294,842	6,019	$10,737,416,982
Marc Tommasi	13	$2,380,883,462	9	$800,294,842	6,019	$10,737,416,982

*At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.
1 Includes one separate account with assets of approximately $5.3 million, which is subject to a performance-based advisory fee.
2 Includes one separate account with assets of approximately $1.2 million, which is subject to a performance-based advisory fee.

The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. None of these accounts is subject to a performance-based fee. This information is as of October 31, 2006.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	9	$1,659,587,403	9	$800,294,842	5,707	$9,338,774,371

*At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income securities on an aggregate basis to increase efficiency of execution. In the event of a partially filled order, the Advisor uses a computer-generated randomizer to objectively assign the order of execution among accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equity and most fixed income security trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base.

Occasionally, such as when purchasing new bond issues, the Advisor’s Fixed Income Group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be higher or lower than that of the initial issue.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

As of October 31, 2006, the Advisor had two accounts for which its compensation is based on the profitability of the account. These incentive compensation structures may create a conflict of interest for the Advisor with regard to other client accounts for which the Advisor is paid based on a percentage of assets in that the Advisor may have an incentive to allocate the investment ideas that it believes might be the most profitable to the client accounts where the Advisor might share in investment gains. This risk is minimized by the fact that the Advisor manages these accounts in accordance with their stated investment objectives, which are different from the investment objectives of the Series of the Fund. Further, the Advisor has implemented policies and procedures that prohibit trading in a security for either of these accounts if the security is being traded in a Fund Series portfolio at that time.

Portfolio Transactions and Brokerage

The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Fund to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either to the extent permitted by law. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefor.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market economic or institutional areas and information assisting the Fund in the valuation of its investments. The research which the Advisor receives for the Fund's brokerage commissions, whether or not useful to the Fund may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

Brokerage Commissions paid in last three fiscal years

	11/1/03 - 10/31/04	11/1/04 - 10/31/05	11/1/05 - 10/31/06
Pro-Blend Moderate Term Series	$104,113	$195,699	$302,171
Pro-Blend Extended Term Series	$358,588	$375,290	$548,667
Tax Managed Series	$13,821	$14,857	$13,663
Pro-Blend Conservative Term Series	$13,534	$21,705	$33,745
Pro-Blend Maximum Term Series	$283,058	$343,785	$433,859
Equity Series	$3,572	$5,076	$12,156
Overseas Series	$1,759	$3,303	$201,202

The brokerage commissions for all the Series with the exception of the Tax Managed Series during the last fiscal year were significantly higher than in previous years due to significant growth in the Series’ net assets.

There were no brokerage commissions paid to affiliates during the last three fiscal years.

Directed Brokerage. For the fiscal year ended October 31, 2006, the Series paid brokerage commissions to brokers because of research services provided as follows:

Series	Brokerage Commissions Directed in Connection with Research Services Provided	Aggregate Dollar Amount of Transactions for which Such Commissions Were Paid
Pro-Blend Moderate Term Series	$296,292	$193,349,896
Pro-Blend Extended Term Series	$542,235	$370,460,459
Tax Managed Series	$13,663	$8,720,616
Pro-Blend Conservative Term Series	$33,474	$22,844,878
Pro-Blend Maximum Term Series	$428,845	$280,001,920
Equity Series	$11,860	$8,794,969
Overseas Series	$201,202	$99,698,283

Regular Broker-Dealers. The Fund's regular broker-dealers are (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Series shares. During the fiscal year ended October 31, 2006, the following Series purchased securities issued by the Fund's regular broker-dealers:

Series	Regular Broker-Dealer	Value of Portfolio Holdings as of 10/31/06 (000's omitted)
Pro-Blend Conservative Term Series	Bank of America Corp.	$364
	Barclays	$34
	Citigroup,Inc.	$9
	Merrill Lynch & Co., Inc.	$9
	Morgan Stanley	$10
	The Goldman Sachs Group, Inc.	$31
Pro-Blend Moderate Term Series	Bank of America Corp.	$2,479
	Barclays	$285
	Citigroup, Inc.	$246
	Lehman Brothers	$122
	Merrill Lynch & Co., Inc.	$255
	Morgan Stanley	$73
	The Goldman Sachs Group, Inc.	$271
Pro-Blend Extended Term Series	Bank of America Corp.	$5,178
	Barclays	$614
	Citigroup, Inc.	$417
	Lehman Brothers	$228
	Merrill Lynch & Co., Inc.	$398
	Morgan Stanley	$185
	The Goldman Sachs Group, Inc.	$434
Pro-Blend Maximum Term Series	Bank of America Corp.	$3,151
	Barclays	$381
	Citigroup, Inc.	$150
	Merrill Lynch & Co., Inc.	$157
	Morgan Stanley	$111
Tax Managed Series	Bank of America Corp.	$108
Equity Series	Bank of America Corp.	$134
Overseas Series	Barclays	$1,868

Net Asset Value

The net asset value is determined on each day that the NYSE is open for trading. In determining the net asset value of each Series’ shares, common stocks that are traded over the counter or listed on national securities exchanges other than the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the New York Stock Exchange (generally 4:00 p.m., Eastern time), or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. Unlisted securities that are not included in such National Market System are valued at the quoted bid prices in the over-the-counter market. Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in regulated investment companies are valued at their net asset value per share on valuation date. All securities initially expressed in foreign currencies will be converted to U.S. dollars using current exchange rates. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available or for which the Advisor deems the market quotations to be unreliable are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. The Advisor may use a pricing service to obtain the value of the Fund's portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund's Board of Directors.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the Series do not price their shares. As a result, the net asset value of a portfolio may change at a time when shareholders are not able to purchase or redeem shares.

If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value taking this trading or these events into account.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

The following discussion of certain federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is the policy of each of the Series to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Series expects to be relieved of federal income tax on investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to qualify as a regulated investment company each Series must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Series’ total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Series’ total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of any other regulated investment company) or the securities (other than the securities of other regulated investment companies) of two or more issuers that are engaged in the same, similar, or related trades or businesses if the Series owns at least 20% of the voting power of each such issuer, or the securities of one or more qualified publicly traded partnerships. These requirements may restrict the degree to which the Series may engage in certain hedging transactions and may limit the range of the Series’ investments. If a Series qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Series distributes at least (a) 90% of its "investment company taxable income" (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

If for any taxable year, a Series does not qualify as a regulated investment company under Sub-chapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates without any deduction for distributions to shareholders and all such distributions will be taxable to shareholders as ordinary dividends to the extent of the Series’ current or accumulated earnings and profits. Such distributions will generally qualify for the corporate dividends-received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations.

If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior year), the Series will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Series generally intend to make sufficient distributions to avoid imposition of this tax, except that, as described above, the Tax Managed Series may choose to incur such tax if it anticipates that retaining income will enhance its shareholders' after-tax total returns.

Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the year in which they are declared for tax purposes.

Each of the Series receives income generally in the form of dividends and interest on such Series’ investments. This income, less expenses incurred in the operation of the Series, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Series receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Series’ shareholder to be qualified dividend income, the Series must meet the holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Series’ shares.

Any distribution by the Series may be taxable to shareholders regardless of whether it is received in cash or in additional shares. A Series may derive capital gains and losses in connection with sales or other dispositions of such Series’ portfolio securities. Distributions from net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gains regardless of how long the shares have been held. Currently the maximum tax rate on long-term capital gains is 15% (5% for individuals in lower tax brackets). Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains noted above will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held a Series’ shares for a full year should be aware that a Series may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Series.

If a Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Series shares and result in higher reported capital gain or lower reported capital loss when those shares on which a distribution was received are sold.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Series by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution.

In certain cases, a Series will be required to withhold and remit to the U.S. Treasury 28% of any taxable dividends, capital gain distributions and redemption proceeds paid to a shareholder (1) who has failed to provide a correct and properly certified taxpayer identification number, (2) who is subject to backup withholding by the Internal Revenue Service, (3) who has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) who has failed to certify that he or she is a U.S. person (including a U.S. resident alien). This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Dividends paid to nonresident alien individuals and foreign entities are potentially subject to different tax treatment, including a possible U.S. federal income tax, required to be withheld by the applicable Series, at a 30% rate (or a lower rate provided by an applicable income tax treaty). Certification of foreign status by such shareholders also will generally be required to avoid backup withholding on capital gain distributions and redemption proceeds. For taxable years of a Series beginning after December 31, 2004 and not beginning after December 31, 2007, interest-related dividends and short-term capital gain dividends paid to nonresident alien individuals and foreign entities (subject to certain limitations) are not subject to the 30% (or lower treaty rate) withholding tax.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Series will be required to include as part of its current income the imputed interest on such obligations even though the Series has not received any interest payments on such obligations during that period. Because each Series distributes all of its net investment income to its shareholders, a Series may have to sell Series securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

A Series’ transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, foreign entities treated as investment companies and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Series, defer losses to the Series, cause adjustments in the holding periods of the Series’ assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Series’ income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Series will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Series.

Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year. Certain distributions may qualify for a dividends received deduction for corporate shareholders, subject to holding period requirements and other limitations under the Code, if they are attributable to the qualifying dividend income a Series receives from a domestic corporation and are properly designated by that Series. However, information set forth in the Prospectuses and this Statement of Additional Information which relates to taxation is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund’s Series. No attempt has been made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Series are urged to consult their tax advisors with specific reference to their own tax situation.

Distributions by a Series to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Series, which may differ from the federal income tax consequences. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Series. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions, such exemption is available.

Dividends and interest received by a Series may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on each of the Series' securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Series’ total assets at the close of its taxable year consists of securities of foreign corporations, the Series will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions' income taxes paid by the Series. Pursuant to the election, the Series will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If the Series makes the election, it will report annually to its shareholders the respective amounts per share of the Series’ income from sources within, and taxes paid to, foreign countries and United States possessions.

Financial Statements

Each Series' audited financial statements from the Series' annual reports for the fiscal year ended October 31, 2006 are hereby incorporated by reference into this Statement of Additional Information. These Reports may be obtained without charge by calling 1-800-466-3863. The financial statements with respect to the Series have been audited by PricewaterhouseCoopers LLP.

Appendix A - Description of Bond Ratings1  The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund’s fiscal year-end.

Moody’s Investors Service, Inc. ("Moody’s") Short-Term Prime Rating System - Taxable Debt and Deposits Globally

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer’s branch is located are not incorporated into Moody’s short-term debt ratings.

If an issuer represents to Moody’s that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody’s evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Moody’s Corporate Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor’s Corporate Bond Ratings

Aaa: An obligation rated Aaa has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Appendix B - Procedures for the Nominating Committee’s Consideration of
Potential Nominees Submitted by Stockholders

A nominee for nomination as a Director submitted by a stockholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following qualifications have been met and procedures followed:

1.
A stockholder or group of stockholders (referred to in either case as a "Nominating Stockholder") that, individually or as a group, has beneficially owned at least 5% of the Fund’s common stock for at least two years prior to the date the Nominating Stockholder submits a candidate for nomination as a Director may submit one candidate to the Committee for consideration at an annual meeting of stockholders.

2.
The Nominating Stockholder must submit any such recommendation (a "Stockholder Recommendation") in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

3.
The Stockholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than the date specified in a public notice by the Fund. Such public notice shall be made at least 30 calendar days prior to the deadline for submission of Stockholder Recommendations. Such public notice may be given in a stockholder report or other mailing to stockholders or by any other means deemed by the Committee or the Board of Directors to be reasonably calculated to inform stockholders.

4.
The Stockholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Stockholder (the "candidate"); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Stockholder or an Associated Person of the Nominating Stockholder (as defined below); (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Stockholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder; (E) whether the Nominating Stockholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate’s knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background ; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors’ and officers’ questionnaire if elected; (iv) the Nominating Stockholder’s consent to be named as such by the Fund; (v) the class or Series and number of all shares of the Fund owned beneficially and of record by the Nominating Stockholder and any Associated Person of the Nominating Stockholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund’s record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Stockholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Stockholder. "Associated Person of the Nominating Stockholder" as used in this paragraph 4 means any person required to be identified pursuant to clause (vi) and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the Nominating Stockholder or (b) any person required to be identified pursuant to clause (vi).

5.
The Committee may require the Nominating Stockholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Stockholder to serve on the Board. If the Nominating Stockholder fails to provide such other information in writing within seven days of receipt of written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

Appendix C - Manning & Napier Advisors, Inc. Proxy Policy and Procedures

BACKGROUND

Proxy policy has had a lengthy history in the investment world. The Department of Labor’s ("DOL") active voice in proxy policy began in 1988 with the Avon letter followed by the Proxy Project Report in 1989. Each notice by the DOL further defined and clarified the importance of exercising proxy votes in an active and diligent manner. Unless the plan documents explicitly reserve voting authority to the trustee, the investment manager has the authority — and the obligation — to vote as a fiduciary.

The Monks letter, issued by the DOL in January 1990, stated that the investment manager has a fiduciary obligation to match proxies received with holdings on a record date and to take reasonable steps to ensure that the proxies for which it is responsible are received. It further states that the named fiduciary who appointed the investment manager must periodically monitor the activities of the investment manager, which includes the monitoring of proxy procedures and proxy voting.

In 1994, the DOL issued Interpretive Bulletin #94-2, (the "Bulletin"), which summarizes the Department’s previous statements on the duties of ERISA fiduciaries to vote proxies relating to shares of corporate stock, and describes the Department’s view of the legal standards imposed by ERISA on the use of written statements of investment policy, including proxy voting. The Bulletin "reaffirms its longstanding position that plan officials are responsible for voting proxies, unless that responsibility has been delegated to an investment manager. In that case, plan officials should monitor the manager’s activities."

The Bulletin concludes, "where the authority to manage plan assets has been delegated to an investment manager, the general rule is that the investment manager has the sole authority to vote proxies relating to such plan assets. If the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility would lie with the trustee or with the named fiduciary who has reserved to itself (or another authorized fiduciary) the right to direct the plan trustee regarding the voting of proxies." The Bulletin notes that a reservation could be limited to the voting of only those proxies relating to specified assets or issues.

In 2003, the Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 to require registered investment advisors and registered mutual fund companies to provide disclosure on voting proxies. The amendments require notification to clients of the method to obtain proxy records and policy. The advisor is required to disclose voting records and make available policies and procedures reasonably designed to ensure that the advisor votes proxies in the best interests of their clients.

PROXY POLICY

In accordance with the guidelines of the U.S. Department of Labor and the U.S. Securities and Exchange Commission, it is Manning & Napier’s policy regarding proxies to:

1.	Discharge our duties prudently, in the interest of plans, plan fiduciaries, plan participants, beneficiaries, clients and shareholders (together "clients").

2.	Act prudently in voting of proxies by considering those factors which would affect the value of client assets.

3.	Maintain accurate records as to voting of such proxies that will enable clients to periodically review voting procedures employed and actions taken in individual situations.

4.	Provide, upon request, a report of proxy activity for clients reflecting the activity of the portfolio requested.

5.	By following our procedures for reconciling proxies, take reasonable steps under the particular circumstances to ensure that proxies for which we are responsible are received by us.

6.	Make available, upon request, this policy to all plan fiduciaries, clients and shareholders.

7.	Comply with all current and future applicable laws, rules and regulations governing proxy voting.

-Procedures

INTRODUCTION
"Proxy Season" is generally defined as February to June (although there are meetings held throughout the year, this is the peak period). During this time, Manning & Napier receives thousands of proxies and annual statements for processing. The purpose of this section of the booklet is to explain our process in accordance with SEC and DOL requirements. This booklet can be retained to satisfy the DOL requirement that fiduciaries monitor the voting procedures of the investment manager.

ARRIVAL OF THE PROXIES
The majority of proxy ballots are received electronically through a centralized system used by many custodians. This electronic link allows for daily notification, monitoring, efficient voting and record keeping of the Firm’s proxy voting activity.

However, some proxies are still received in paper form and are mailed to the Firm. When proxies are received from the Post Office, they are delivered to the Firm and provided to our Proxy Department.

FILE ORGANIZATION AND VOTING DIRECTION
When the proxies arrive, the Proxy Administrator logs the proxy into our centralized proxy management software, creates a file containing proxy materials and forwards to the Research Coordinator. The Research Coordinator logs the proxy receipt into a proxy database, inserts an analyst checklist, reviews issues and adds reference materials. The proxy is then forwarded to the appropriate analyst. The analyst reviews the materials, indicates a vote, approves by signature and returns the file to the Research Coordinator. The proxy database is logged as complete and the file is returned to the Proxy Administrator. If voting is contrary to the general recommendations of Manning & Napier’s Proxy Guidelines on any issue, the analyst must document why this vote is in the economic best interests of shareholders. Also, the rationale for votes on issues for which these guidelines do not make general recommendations must be documented. These votes and rationales are later reported upon request to fiduciaries, clients and shareholders in the Proxy Voting Report. The Proxy Administrator is responsible for maintaining the proxy files by security, by year and provides safekeeping of the documents. The Research Coordinator is responsible for documenting policies and voting decisions.

If the Firm and/or its affiliates own greater than a 5% position in a company, the proposed proxy vote should be approved by one of the Directors of Research.

If the Firm and/or its affiliates own greater than a 25% position in an iShares Exchange Traded Fund, we will vote the shares in the same proportion as the vote of all other holders of shares of such iShares fund.

Corporate Actions
The monitoring of corporate actions is done by the Corporate Actions Coordinator in Operations. The Firm subscribes to CCH Incorporated (Capital Changes Incorporated), an online Corporate Actions monitoring company. With this subscription, the Firm is able to check daily corporate actions for client holdings and retrieve historical data as well. The Corporate Actions Coordinator is also in contact with the Mutual Fund Accounting Department and the sub-transfer agent for the Manning & Napier Fund, Inc., as they all share/verify information regarding corporate actions. Voluntary corporate actions are verified through Bloomberg and with the custodian. Verification of mandatory corporate actions is done monthly through our reconciling department.

CONFLICTS OF INTEREST
There are potential conflicts of interest that may arise in connection with the Firm or the Analyst responsible for voting a company’s proxy. Examples of potential conflicts may include the following: (1) the voting Analyst is aware that a client of the advisor or its affiliates is a public company whose shares are held in client portfolios; (2) the voting Analyst (or a member of their immediate family) of the advisor or its affiliates also has a personal interest in the outcome of a matter before shareholders of a particular security that they cover as an Analyst; (3) an employee (or a member of their immediate family) of the advisor or its affiliates is a Director or Officer of such security; (4) an employee (or a member of their immediate family) is a Director candidate on the proxy; or (5) the voting Analyst (or a member of their immediate family), the advisor or its affiliates have a business relationship with a participant in a proxy contest, corporate director or director candidates.

In recognizing the above potential conflicts, the following controls have been put in place: (1) a written confirmation provided to the Research Coordinator that no conflict of interest exists with respect to each proxy vote to be completed by the Analyst. If an Analyst indicates an affirmative response to any of the above conflicts identified such Analyst shall be immediately removed from the responsibility of voting such proxy; and (2) a Proxy Policy Committee has been created to resolve any apparent or potential conflicts of interest. The Proxy Policy Committee may utilize the following to assist in seeking resolution (including, without limitation, those instances when the Advisor potentially has an institutional conflict): (1) voting in accordance with the guidance of an independent consultant or outside counsel; (2) designation of a senior employee or committee member to vote that has neither a relationship with the company nor knowledge of any relationship between the advisor or its affiliates with such company; (3) voting in proportion to other shareholders of the issuer; (4) voting in other ways that are consistent with the advisor and its affiliates obligation to vote in clients’ collective best interest.

PROXY RECONCILIATION
Manning & Napier has a customized computer program designed to produce a proxy reconciliation report which prints in detail all of the information necessary to match the proxies of a ballot to the holdings on the record date. After both electronic and paper ballots have been matched to the holdings on the record date, voted pursuant to the procedures, and returned to the company, a review of the proxy report will show any proxies not received. In the event a proxy is not received, a letter is sent to the custodian via fax or a phone call is made requesting that a proxy be issued and sent to the Proxy Administrator, or that they vote the shares pursuant to our instructions, confirming the same in writing.

In the event a proxy ballot is received by Manning & Napier for a security which we do not have investment discretion or proxy authority, a best effort will be made to redirect the proxy to the record owner.

OUTSIDE VENDOR
The Firm may outsource their proxy voting, including when the Firm has identified a conflict of interest, for certain products to Institutional Shareholder Services ("ISS"), which is a research firm that provides proxy voting assistance. A summary of the ISS proxy policy that is prepared by ISS has been attached to this policy addendum for reference purposes. If a client should be involved in a product that uses ISS as a vendor, the Firm will notify the client.

INQUIRIES
If you have any questions regarding our proxy voting procedures or if you would like to obtain a copy of our voting record for your holdings, please direct your written request to your Account Representative.

Guidelines

ANALYSTS’ GUIDELINES
The analysis of individual stock proxy issues is a component of equity research, and thus Manning & Napier has a fiduciary responsibility to vote proxies according to the economic best interests of our clients. The research analyst who recommended the stock or who is responsible for following stocks in a particular industry reviews voting direction on an individual basis. The analyst considers the specific investment strategy used to buy the stock, in conjunction with the guidelines outlined below. It is expected that the analyst will discharge his/her proxy duties prudently, solely in the best interest of our clients, and for the exclusive purpose of providing benefits to those clients.

The following serves as a guide to aid the analysts in voting proxies. This list is not exhaustive, and is subject to revision as new issues arise. Ultimately, it is up to the analyst to decide what is best in each individual situation, considering what best serves shareholders’ interests. The underlying principle is to protect the value of the security. Value is affected by proxy issues such as voting rights, limits on ownership, accountability of management and directors, etc. A secondary principle is that it is not up to us as fiduciaries to make a social stand on issues, unless they clearly affect the rights of shareholders and the value of the security.

CORPORATE GOVERNANCE/OTHER LOBBYIST COMMUNICATIONS
Periodically, the analysts may receive calls from lobbyists or solicitors trying to persuade us to vote a certain way on a proxy issue, or from other large stockholders trying to persuade us to join our vote with theirs to exercise control of the company. We will take their opinions into consideration, but our policy is simply to vote in accordance with what we feel is in the best interest of our clients and shareholders and which maximizes the value of their investment.

STANDARD DOMESTIC ISSUES
Election of Directors: Generally, if not contested, we will vote FOR the nominated directors. For each director, care must be taken to determine from the proxy statement each director’s: attendance at meetings, investment in the company, status inside and outside the company, governance profile, compensation, independence from management, and related/relevant parameters. If the director’s actions are questionable on any of these items, the analyst may WITHHOLD election for the director.

In a contested race, voting decisions should be based on the track record of both slates of candidates, an analysis of what each side is offering to shareholders, and a determination of the likelihood of each slate to fulfill promises. Candidate backgrounds and qualifications should be considered, along with benefit to shareholders of diversity on the board. If the proposed election of directors would change the number of directors, the change should not diminish the overall quality and independence of the board.

Because of the complexity and specific circumstances of issues concerning a contested race, these issues should be decided on a case-by-case basis.

Appointment of Auditors: A change of auditors that compromises the integrity of the independent audit process or a change of auditors due to the auditors’ refusal to approve a company’s financial statement should be voted AGAINST.

NON-STANDARD DOMESTIC ISSUES
Director/Management Accountability: As overseers of management for the shareholders, directors should be held accountable to shareholders. We therefore recommend a vote AGAINST any proposal which would limit director liability. Examples would include proposals to limit director liability or independence, or to unreasonably indemnify directors.

While it may be inevitable, especially in smaller companies, that the positions of Chairperson and Chief Executive Officer be combined in some cases, it generally increases management accountability to shareholders if the CEO is accountable to an independent Chairman. Therefore, we recommend a vote FOR proposals requiring that different persons serve as the Chairperson and Chief Executive Officer.

Similarly, where practical, any nominating, compensation, or audit committees should be independent of management. The purpose of these Committees is the implementation of Board oversight of management, and this purpose is best served if the majority of directors on such committees are independent directors. Therefore, we recommend a vote FOR requirements that these committees have a majority of independent directors.

Finally, outside director incentives work best when they are closely aligned with the interest of the shareholders (e.g., compensation in the form of reasonable stock grants) and are not at the discretion of management (e.g., revocable benefits). Based on these principles, votes on outside director compensation issues should be made on a case-by-case basis.

Terms of Directors: In order to hold directors accountable, they should be subject to frequent re-election - ideally, on an annual basis. Therefore, we recommend a vote AGAINST any proposal to extend the terms of directors and a vote FOR any proposal to shorten the term of directors in office. This is not to be construed as a limit on terms that can be served, but merely a preference to make directors stand for election regularly.

Staggered Boards: A staggered Board is one in which directors are divided into three (sometimes more) classes, with each serving three-year (sometimes more) terms, with each class re-election occurring in a different year. A non-staggered Board serves a one-year term and Directors stand for re-election each year.

Proposals to adopt a staggered board amendment to the charter or bylaws usually are accompanied by provisions designed to protect the staggered board. Such provisions may include: supermajority voting requirements if shareholders wish to increase the number of directors; provisions allowing shareholders to remove directors only for cause; provisions stipulating that any board vacancies occurring between elections be filled only by a vote of the remaining board members, not the shareholders; and lock-in provisions requiring a supermajority shareholder vote to alter the amendment itself. All of these provisions reduce director accountability and undermine the principle that directors should be up for re-election on a frequent basis. We, therefore, recommend a vote AGAINST such proposals.

Cumulative Voting: Cumulative voting permits proportional representation on the board of directors. Without it, a group with a simple majority could elect all directors. However, there are issues that arise depending on whether the board is staggered or non-staggered.

On a non-staggered board, cumulative voting exposes management to the disciplinary effects of the market for corporate control, which, in turn, encourages management to maximize share value. On a staggered board, cumulative voting can act as an anti-takeover defense and, as a result, could diminish the positive impact on management efficiency of the market for corporate control.

Due to the complexity of this issue, any vote cast regarding cumulative voting should be determined on a case-by-case basis after careful consideration by the analyst responsible for that security. The basic principle of protecting property value of the security should be the determining criteria.

Supermajority Voting Provisions: Many proxy proposals require only a majority vote from shareholders in order to be ratified. Supermajority provisions are those that require more than a majority, usually 67% to 80% of the outstanding shares. These proposals generally provide that such a supermajority provision cannot be changed without the vote of the same percentage of shares outstanding. These provisions are usually intended to prevent any takeover of the company and to insulate insiders from shareholder pressure. We recommend a vote AGAINST such a proposal. Exceptions would be in cases where there is an economic benefit to protecting the interests of minority shareholders.

Multiple Classes of Stocks: Multiple classes of stock, which would give more voting rights to one class of shareholders at the expense of another, would clearly affect the rights of all shareholders. We recommend a vote AGAINST any proposal which divides common equity into more than one class of stock or which limits the voting rights of certain shareholders of a single class of stock. The exception would only occur if a subsidiary of a company issued its own class of common stock, such as General Motor’s class E (for EDS) and H (for Hughes) stock.

Similarly, we recommend a vote AGAINST any proposal to give the board of directors broad powers with respect to establishing new classes of stock and determining voting, dividend, and other rights without shareholder review. An example would be requests to authorize "blank-check" preferred stock.

Poison Pills: Stock Purchase Rights Plans ("Poison Pills") generally take the form of rights or warrants issued to shareholders that are triggered by an outsider acquiring a predetermined quantity of stock in the corporation. When triggered, Poison Pills give shareholders the ability to purchase shares from or sell shares back to the company or, in the case of a hostile acquisition, to the potential acquirer at a price far out of line with their fair market value. The triggering event can either transfer a huge amount of wealth out of the Target Company or dilute the equity holdings of the potential acquirer’s pre-existing shareholders. In both cases, the Poison Pill has the potential to act as a doomsday machine in the event of an unwanted control contest, providing a target’s board with veto power (all it has to do is refuse to redeem the pill) over takeover bids, even if they are in the best interest of target shareholders.

Rights plans are promoted by management as a method of ensuring that a firm’s potential acquirers do not give a two-tiered offer for a firm. This would have the effect of forcing a shareholder to tender his shares against his will. Although there may be some truth to this argument, the bottom line is that they permit some shareholders to obtain stock at a discount while preventing others from doing so. They can discourage outsiders from taking a position in the firm, because a certain level of ownership would result in lost property rights. Insiders want to protect their position and reduce the influence of outsiders. This type of proposal reduces director and management accountability to shareholders, and consequently we recommend a vote AGAINST such proposals. Exceptions can be made in cases where takeover attempts are detrimental to the long-term economic best interests of the shareholders and/or if the poison pill may raise the takeover premium received by existing shareholders.

Special Meetings of Shareholders: Any proposal which would limit or restrict the ability of shareholders to call a special meeting would limit their ability to exercise their rights as a shareholder. Since these proposals are contrary to shareholder interests, we recommend a vote AGAINST any proposal that would place such limits.

Stock Incentive Plans: Stock Incentive Plans usually permit a compensation committee to issue stock options to "key" personnel. These plans usually specify the maximum number of shares to be issued but do not specify under what conditions they would be issued. This is not necessarily a problem, as we wish to leave most compensation issues to management (unless someone is grossly overpaid), and we want management and employees in general to own stock so that their interests will be more in line with shareholders. Consequently, we have to examine the incentive plan carefully to see if it is overly generous. If the shares proposed to be issued to management total 50% of the outstanding shares, then the value of our clients’ holdings have probably fallen 50%.

When deciding whether or not to vote for these plans, we consider whether there will be too much dilution. Increasing the number of shares outstanding by 5% each year for 10 years is clearly too much dilution. Second, we consider the market value at current prices and with a slight change in market value. If management has been doing a poor job, should an additional $100 million in compensation be paid if the stock goes up by 10%? Not likely. Finally, we are suspicious of any plan that entitles management to buy stock below market value. They will be compensated for doing nothing at all for shareholders. Any vote cast regarding Stock Incentive Plans should be determined on a case-by-case basis and must be justifiable by the analyst casting the vote.

This analysis should also apply to other forms of Executive Compensation plans. Any such programs should provide challenging performance objectives and serve to motivate executives, and should not be excessively generous or provide incentives without clear goals. With these considerations in mind, any vote on Executive Compensation should be determined on a case-by-case basis. As a general rule, we recommend votes FOR proposals to link compensation to specific performance criteria, and FOR proposals that increase the disclosure of management compensation, while we recommend votes AGAINST "golden parachutes" and similar proposals, unless the award protects the shareholders by only being granted when the shareholders have benefited along with the executives receiving the award.

Confidential Voting: Confidential voting is the best way to guarantee an independent vote. Shareholders must be able to vote all proxies on the merits of each proposal. Open voting alters the concept of free choice in corporate elections and proxy proposals by providing management the opportunity to influence the vote outcome — they can see who has voted for or against proposals before the final vote is taken and therefore management can pressure institutional shareholders, suppliers, customers, and other shareholders with which it maintains a business relationship. This process, which would give management the opportunity to coerce votes from its shareholders, destroys the concept of management accountability. Therefore, we recommend a vote FOR confidential voting.

Greenmail: Targeted share repurchases by management (Greenmail) of company stock from an individual or select group seeking control of the company is overly abusive to shareholders’ interests and often disruptive to management. Since only the hostile party receives payment, the practice is discriminatory to all other shareholders of the company. With Greenmail, management transfers significant sums of corporate cash (not their own) to one entity for the sole purpose of saving their positions — cash that could be put to use for reinvestment in the company, payment of dividends, or to fund a public share repurchase with shareholders participating on an equal basis.

By raising the specter of a change in control (whether he intended to follow through on it or not), the Greenmailer receives payment (usually at a substantial premium over the market value of his shares). Management is once again safe and sound (until the next Greenmailer appears), and the shareholders are left with an asset-depleted, often less competitive company. Unless there is a legitimate benefit to shareholders in general, or our clients in particular, such as staving off an economically harmful acquisition, we recommend a vote AGAINST Greenmail proposals.

Anti-Greenmail Proposals: Shareholder interests are best protected if they can vote on specific issues based on the individual merits of each, rather than make sweeping generalizations about certain types of proposals. Therefore, we recommend a vote AGAINST broad charters and bylaw amendments such as anti-greenmail proposals.

Increasing Authorized Common Stock: Requests to authorize increases in common stock can be expected from time-to-time, and when handled in a disciplined manner such requests can be for beneficial purposes such as stock splits, cost-effective means of raising capital, or reasonable incentive programs. However, increases in common stock can easily become dilutive, so by no means are they always in the best interests of shareholders. Purpose and scale are the determining factors with respect to increases in common stock, and based on these factors proposals to increase authorized common stock should be decided on a case-by-case basis.

Reincorporation: Reincorporation may be supported where satisfactory business reasons are specified and there is no overall and significant detrimental impact. Because of the issues involved, such determinations should be made on a case-by-case basis.

Insider Trading: We encourage companies to establish strict, zero tolerance policies with respect to illegal insider trading activity, and therefore would recommend a vote FOR proposals of such policies.

Approving Other Business: Management may on occasion seek broad authorization to approve business resolutions without shareholder consent. Management typically already has the authority needed to make routine business decisions, so shareholders should avoid granting blanket authority to management, which may reduce management accountability and/or shareholder rights. These proposals should be made on a case-by-case basis.

High-Performance Workplaces: Pursuant to a 1994 Department of Labor report entitled "Road to High-Performance Workplaces," some corporations may propose policies with respect to aspects of high-performance workplaces, such as employee training, empowerment, or incentive programs. To the extent that such proposals can be seen to contribute to a company’s productivity and long-term financial performance we recommend a vote FOR high-performance workplace proposals.

Corporate Responsibility: Increasingly, issues of Corporate Responsibility are appearing on proxy ballots. Investors must recognize that such issues are often more than just social questions - the immediate cost of implementing a new program must be weighed against the longer-term costs of pursuing abusive or unsound policies. It must be remembered that with shareholder activism on the rise, companies that do not make an effort to be responsible corporate citizens may find their stocks out of favor. Also, there may be legal or regulatory costs to irresponsible practices, which represent undefined liabilities. Therefore, where the financial impact of the proposal is positive to neutral, we recommend a vote FOR proposals which lower the potential for boycotts, lawsuits, or regulatory penalties. Examples may include:

•	Resolutions to establish shareholder advisory committees
•	Corporate conduct and human rights policies
•	Adoption of the "MacBride Principles" of equal employment
•	Adoption of "CERES Principles" of environmental responsibility
•	Legal and regulatory compliance policies
•	Supplier standards
•	Fair Lending

Each of the above will have a specific set of circumstances in which the financial impact of adopting the resolution must be evaluated, and the analyst should vote according to the long-term economic interests of shareholders.

FOREIGN SECURITIES
The Advisor will make best efforts to obtain and vote foreign proxies, as long as the cost of doing so does not outweigh the benefit of voting. For example, the Advisor most likely will not travel to foreign countries to vote proxies. While the international proxies generally follow the same guidelines listed above, there are several issues which are not normally a part of the domestic proxies and as such are addressed separately below:

STANDARD INTERNATIONAL ISSUES
Receiving Financials: We recommend voting FOR such routine, non-controversial items. Most companies around the world submit their financials to shareholders for approval, and this is one of the first items on most agendas. When evaluating a company’s financial statements, unless there are major concerns about the accuracy of the financial statements, we would vote FOR this item.

Accepting the acts or performance of the managing board, or supervisory board: We recommend voting FOR such items. The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a vote of confidence in the company’s management and policies. It does not necessarily eliminate the possibility of future shareholder action, but it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders’ plans to take legal action.

NON-STANDARD INTERNATIONAL ISSUES
Capital Increase per the following: 1. with rights, 2. without rights, 3. bonds with rights, 4. or, bonds without rights. In the majority of cases, we would vote FOR capital increases. There may be cases where the analyst deems the capital increase inappropriate and would then vote AGAINST such an item.

Companies can have one of two types of capital systems. The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this pre-approved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. When looking at such issues, we need to review the following: the history of issuance requests; the size of the request; and the purpose of the issuance associated with the increase in authorization.

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. If a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Unissued shares lapse after the fixed time period expires. This type of authority would be used to carry out general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, we need to look at the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the total potential dilution amount from all capital should be considered.

French Law requires that French companies ask for poison pills: As covered under the Domestic Non-Standard Poison Pill, we vote AGAINST poison pills. French antitakeover mechanisms include staggered boards, supervoting shares, poison pills, and special shares. The most common antitakeover maneuvers are voting rights restrictions and shares with double voting rights. In the case of recently privatized companies, the government may hold a golden share that entitles it to override certain key decisions.

Some companies propose to authorize the board to issue stock in the event of a takeover bid. Such an issuance is not designed to increase capital beyond the amount authorized by other resolutions, but is merely an alternative use for pools of capital already approved but unused. We oppose anti-takeover mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Some companies use restricted voting rights to protect themselves from takeovers. Companies can also implement time-phased double voting rights (usually granted after two to four years). This requires amending the articles and thus is subject to shareholder approval. Another popular defensive tool is a pact that gives a small group of shareholders preemptive rights over one another’s shares. The Advisor supports the harmonization of share classes and opposes mechanisms that skew voting rights.

An antitakeover device of concern to shareholders is the government’s ability to hold a golden share in newly privatized companies. Under the terms of most golden shares, the government reserves the right to appoint two non-voting representatives to the board and also has the right to oppose any sale of assets if it is determined to adversely affect national interest. This practice has become more controversial in the recent past since the European Commission determined that the use of golden shares may infringe on the free movement of capital and may only be used under certain circumstances.

ISS Proxy Voting Guidelines Summary

Following is a concise summary of ISS’s proxy voting policy guidelines.

1.	Auditors

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
•	Tenure of the audit firm
•	Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
•	Length of the rotation period advocated in the proposal
•	Significant audit-related issues

2.	Board of Directors

Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE. But WITHHOLD votes from:
•	Insiders and affiliated outsiders on boards that are not at least majority independent
•	Directors who sit on more than six boards
•	Compensation Committee members if there is a disconnect between the CEO’s pay and performance

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)
Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Open Access (shareholder resolution)
Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.

3.	Shareholder Rights

Shareholder Ability to Act by Written Consent
Vote against proposals to restrict or prohibit shareholder ability to take action by written consent. Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
Vote against proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company’s other governance provisions.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4.	Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.	Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.	Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.	Capital Structure

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders
•	It is not designed to preserve the voting power of an insider or significant shareholder

9.	Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.
Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:
•	The plan expressly permits repricing without shareholder approval for listed companies; or
•
There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns
•	Rationale for the repricing
•	Value-for-value exchange
•	Option vesting
•	Term of the option
•	Exercise price
•	Participation

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value
•	Offering period is 27 months or less, and
•	Potential voting power dilution (VPD) is 10 percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation
Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
•
Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards

•	Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10.	Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:
FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

Recommendations for ERISA Plans

ERISA states that the named fiduciary has a duty to periodically monitor the activities of the investment manager; this includes proxy voting. ERISA further requires proper documentation of the proxy voting activities of the investment manager and of investment manager monitoring by the named fiduciary. To aid trustees in fulfilling these duties, Manning & Napier recommends the following:

1.
A review of your plan documents should be conducted to determine if voting authority has been delegated to the investment manager or retained by the trustee. If the document does not delegate authority, it is the Department of Labor’s view that the investment manager has the responsibility with respect to voting proxies, unless such responsibility is specifically and properly reserved to the trustee (Pension and Welfare Benefits Administration, U.S. Department of Labor, Proxy Project Report, March 2, 1989).

2.	If voting authority is delegated to Manning & Napier, we recommend that the Board adopt the proxy policy* outlined below.

If voting authority has been reserved to the Board, we recommend that the Board adopt its own proxy policy similar to that of Manning & Napier.

3.	We recommend that our Proxy Procedures be kept on file to document our compliance with the record keeping requirements.

In order to assist clients with the ERISA monitoring requirement, upon written request, we will provide a Proxy Report which will outline the securities voted, what the issues were, what actions were taken and, in the case of a vote against the recommendation of management, we will provide the analyst’s reason for that vote.

*PROXY POLICY

In accordance with the guidelines of the U.S. Department of Labor it is our policy regarding proxies to:

1.
Delegate the voting authority to the investment manager who will discharge its duties prudently, solely in the interest of the plan participants and beneficiaries and for the exclusive purpose of providing benefits to plan participants and their beneficiaries.

2.
Require that the investment manager maintain accurate records as to the voting of such proxies that will enable us to review periodically the voting procedures employed and the actions taken in individual situations.

1

PART C - OTHER INFORMATION

Item 23. Exhibits.

(a)
(1) Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(2) Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(3) Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(4) Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(5) Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(6) Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(7) Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(8) Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(9) Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).
(10) Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).
(11) Articles of Amendment as filed with the State of Maryland on May 31, 2001(incorporated by reference to Exhibit 99.A to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).
(12) Articles of Amendment as filed with the State of Maryland on June 14, 2002(incorporated by reference to Exhibit 99.A(12) to Post Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).
(13) Articles of Amendment as filed with the State of Maryland on July 1, 2002 (incorporated by reference to Exhibit 99.a(13) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).
(14) Articles of Amendment as filed with the State of Maryland on November 22, 2002 (incorporated by reference to Exhibit 99.a(14) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).
(15) Articles of Amendment as filed with the State of Maryland on December 11, 2002 (incorporated by reference to Exhibit 99.a(15) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).
(16) Articles of Amendment as filed with the State of Maryland on May 21, 2004 (incorporated by reference to Exhibit 99.a(16) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).
(17) Certificate of Correction to Articles of Amendment as filed with the State of Maryland on August 10, 2004 (incorporated by reference to Exhibit 99.a(17) to Post Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).
(18) Articles of Amendment as filed with the State of Maryland on September 29, 2006 as filed herewith.

(b) By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1) By-Laws as amended May 18, 2004 (incorporated by reference to Exhibit 99.b(1) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(c)
(1) Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(2) Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(3) Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
(4) Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
(5) Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
(6) Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)
(7) Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(8) Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(9) Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(10) Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(11) Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(12) Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(13) Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(14) Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(15) Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).
 (16) Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).
(17) Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).
(18) Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000(incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016.)
(19) Articles of Supplementary to the charter as filed with the State of Maryland on April 25, 2003 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)
(20) Articles Supplementary to the charter as filed with the State of Maryland on February 7, 2002 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 0000751173-04-000034.)

(d)
(1) Investment Advisory Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. (incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(a) Supplement to Schedule A of the Investment Advisory Agreement dated May 11, 1999 (incorporated by reference to Exhibit (5)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(b) Supplement to Schedule A of the Investment Advisory Agreement dated February 2, 2000 (incorporated by reference to Exhibit 99.D(1)B to Post-Effective No. 38 to the Registration Statement on Form N-1A filed on April 30, 2001 with Accession Number 0000751173-01-500020.)

(c) Supplement to Schedule A of the Investment Advisory Agreement dated November 16, 2001 (incorporated by reference to Exhibit 99.D(1)C to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014.)

(d) Supplement to Schedule A of the Investment Advisory Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.d1(d) to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049.)

(e) Supplement to Schedule A of the Investment Advisory Agreement dated November 21, 2002 (incorporated by reference to Exhibit 99.d1(e) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(f) Restated Schedule A of the Investment Advisory Agreement dated November 20, 2003 (incorporated by reference to Exhibit 99.d1(f) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(g) Restated Schedule A of the Investment Advisory Agreement dated May 18, 2004 (incorporated by reference to Exhibit 99.d1(g) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(h) Restated Schedule A of the Investment Advisory Agreement dated November 17, 2005 (incorporated by reference to Exhibit 99.d1(h) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).

(2) Investment Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Exeter Fund, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

   (a) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Strong Capital Management, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

  (b) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Loomis, Sayles & Company, L.P. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

  (c) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and State Street Global Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

  (d) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Scudder Kemper Investments, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(e) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Babson-Stewart Ivory International (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(f) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and DLJ Investment Management Corp. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(g) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and MFS Institutional Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(h) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Manning & Napier Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(3)

(a) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated February 2, 2000 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on April 28, 2000 with Accession Number 0000751173-00-000012.

(b) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated February 2, 2000 for the New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series filed on April 28, 2000 with Accession Number 0000751173-00-000012.

(c) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 11, 1999 for the Socially Responsible Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

(d) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 5, 2000 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

(e) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2001 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

(f) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2001 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

(g) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 16, 2001 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on February 28, 2002 with Accession Number 0000751173-02-000014.

(h) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 16, 2001 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on February 28, 2002 with Accession Number 0000751173-02-000014.

(i) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 9, 2002 for the All-Equity Series and World Opportunities Series II (incorporated by reference to Exhibit 99.d3(I)to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049.)

(j) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2003 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series (incorporated by reference to Exhibit 99.d3(j) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(k) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated March 10, 2003 for the High Yield Bond Series (incorporated by reference to Exhibit 99.d3(k) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(l) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 20, 2003 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series (incorporated by reference to Exhibit 99.d3(l) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 000075117304-000027.)

(m) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 20, 2003 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Technology, and High Yield Bond Series (incorporated by reference to Exhibit 99.d3(m) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(n) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 18, 2004 for the Core Bond, Core Plus Bond, and Financial Services Series (incorporated by reference to Exhibit 99.d3(n) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(o) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated August 20, 2004 for the Core Bond, Core Plus Bond, and Financial Services Series (incorporated by reference to Exhibit 99.d3(o) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(p) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 18, 2004 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series (incorporated by reference to Exhibit 99.d3(p) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

(q) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 18, 2004 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Technology, and High Yield Bond Series (incorporated by reference to Exhibit 99.d3(q) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

(r) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 17, 2005 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, and Equity Series (incorporated by reference to Exhibit 99.d3(r) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).

(s) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 17, 2005 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, and Financial Services Series (incorporated by reference to Exhibit 99.d3(s) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).

(t) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 17, 2005 for the Overseas Series (incorporated by reference to Exhibit 99.d3(t) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).

(u) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 16, 2006 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series as filed herewith.

(v) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 16, 2006 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, and Financial Services Series as filed herewith.

(4) Amended and Restated Expense Limitation Agreement dated May 9, 2002 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series (incorporated by reference to Exhibit 99.d4(I)to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049.)

(a) Amended and Restated Expense Limitation Agreement dated January 30, 2003 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, PureMark[sm]Series, Equity Series, and Overseas Series (incorporated by reference to Exhibit 99.d4(a) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(e)
 (1) Amended and Restated Distribution Agreement dated May 11, 1999 incorporated by reference to Exhibit (6)(a) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(2) Form of Dealer Agreement (incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(3) Amended and Restated Distribution Agreement Schedule A dated November 20, 2000(incorporated by reference to Exhibit 99.e(3) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

      (a) Amended and Restated Distribution Agreement Schedule A dated November 16, 2001 (incorporated by reference to Exhibit 99.E(3)a to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28,2002 with Accession Number 0000751173-02-000014).

(4) Amended and Restated Distribution Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.e4 to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25,2002 with Accession Number 0000751173-02-000049).

(a) Amended and Restated Distribution Agreement Schedule A dated November 21, 2002 (incorporated by reference to Exhibit 99.e4(a) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(b) Amended and Restated Distribution Agreement Schedule A dated November 20, 2003 (incorporated by reference to Exhibit 99.e4(b) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(c) Amended and Restated Distribution Agreement Schedule A dated May 18, 2004 (incorporated by reference to Exhibit 99.e4(c) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(f) Not Applicable.

(g) Custodian Agreement is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050.

(a) Amended and Restated Mutual Fund Custody and Service Agreement between Exeter Fund, Inc. and Mellon Trust of New England dated May 8, 2006 as filed herewith.

(h)
(1) Transfer Agent Agreement (incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

  (a) Supplement to Schedule A of the Transfer Agent Agreement dated May 11, 1999 (incorporated by reference to Exhibit (9)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(b) Supplement to Schedule B of the Transfer Agent Agreement dated May 11, 1999 (incorporated by reference to Exhibit (9)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(c) Supplement to Schedule A of the Transfer Agent Agreement dated November 20, 2000 (incorporated by reference to Exhibit 99.h(1)c to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(d) Supplement to Schedule B of the Transfer Agent Agreement dated November 20, 2000 (incorporated by reference to Exhibit 99.h(1)d to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(2) Master Services Agreement dated April 14, 2000 between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.

(a) Transfer Agent Services Appendix to the Master Services Agreement dated April 14, 2000(incorporated by reference to Exhibit 99.h(2)a to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(b) Amendment to the Master Services Agreement Schedule A, dated November 16, 2001 (incorporated by reference to Exhibit 99.h(2)b to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(c) Amendment No.2 to Master Services Agreement dated November 1, 2003 (incorporated by reference to Exhibit 99.h(2)c to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)
(i) Opinion of Morgan, Lewis & Bockius is filed herewith.

(j) Consent of Independent Auditors PricewaterhouseCoopers, LLP is filed herewith.

(k) Not Applicable.

(l) Investment letters (incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(m) Form of 12b-1 Plan is incorporated by reference to Exhibit (15) to Post Effective Amendment No.31 to the Registration Statement on Form N-1A filed on December 24, 1998 with Accession Number 0000751173-98-000065.

(1) Form of 12b-1 Plan with respect to Class B Shares dated February 2, 2000 (incorporated by reference to Exhibit 99.m(1) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(a) Restated Appendix A of Form of Class B Plan of Distribution Pursuant to Rule 12b-1 dated November 20, 2003 (incorporated by reference to Exhibit 99.m(1)(a) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(2) Form of 12b-1 Plan with respect to Class C Shares dated February 2, 2000 (incorporated by reference to Exhibit 99.m(2) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(a) Restated Appendix A of Form of Class C Plan of Distribution Pursuant to Rule 12b-1 dated November 20, 2003 (incorporated by reference to Exhibit 99.m(2)(a) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(3) Form of 12b-1 Plan with respect to Class D Shares dated February 2, 2000 (incorporated by reference to Exhibit 99.m(3) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(a) Restated Appendix A of Form of Class D Plan of Distribution Pursuant to Rule 12b-1 dated November 20, 2003 (incorporated by reference to Exhibit 99.m(3)(a) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(4) Form of 12b-1 Plan with respect to Class E Shares dated February 2, 2000 (incorporated by reference to Exhibit 99.m(4) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(a) Restated Appendix A of Form of Class E Plan of Distribution Pursuant to Rule 12b-1 dated November 20, 2003 (incorporated by reference to Exhibit 99.m(4)(a) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(n)
(1) Rule 18f-3 Plan (incorporated by reference to Exhibit 18, to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on October 22, 1997 with Accession Number 0001047469-97-001380).

(2) Amended Rule 18f-3 Plan (incorporated by reference to Exhibit (18)(a) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(3) Rule 18f-3 Plan (incorporated by reference to Exhibit 99.n(3) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).
(o) Not Applicable

(p) Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc., and Manning & Napier Investor Services, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.

(1) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. (incorporated by reference to Exhibit 99.p(1) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(2) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. (incorporated by reference to Exhibit 99.p(2) to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(3) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 13, 2002 (incorporated by reference to Exhibit 99.P(3) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(4) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated April 25, 2003 (incorporated by reference to Exhibit 99.P(4) to Post Effective Amendment No. 44 to the Registration Statement on Form N-1A filed on April 30, 2003 with Accession Number 0000751173-03-000046).

(5) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 18, 2003 (incorporated by reference to Exhibit 99.P(5) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(6) Code of Ethics For Principal Executive and Principal Financial Officers adopted by Exeter Fund, Inc. dated November 20, 2003 (incorporated by reference to Exhibit 99.P(6) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(7) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 12, 2003 (incorporated by reference to Exhibit 99.P(7) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(8) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated February 17, 2004 (incorporated by reference to Exhibit 99.P(8) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(9) Corrected Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated February 17, 2004 to include the Employee Personal Securities Transaction Policy as referenced in the Code (incorporated by reference to Exhibit 99. P(9) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 000075117304-000034.)

(10) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated September 30, 2004 (incorporated by reference to Exhibit 99. P(10) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

(11) Code of Ethics For Principal Executive and Principal Financial Officers adopted by Exeter Fund, Inc. dated November 8, 2004 (incorporated by reference to Exhibit 99. P(11) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

(12) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 3, 2004 (incorporated by reference to Exhibit 99. P(12) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on February 25, 2005 with Accession Number 0000751173-05-000015).

(13) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 1, 2005 (incorporated by reference to Exhibit 99.P(13) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).

(14) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated March 1, 2006 (incorporated by reference to Exhibit 99.P(14) to Post Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on April 28, 2006 with Accession Number 0000751173-06-000050).

(q) Powers of Attorney dated November 21, 2002 for Martin F. Birmingham, Harris H. Rusitzky, Peter L. Faber, Stephen B. Ashley (incorporated by reference to Exhibit 99.q to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

Item 24.
Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.
Indemnification.

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant's Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy St. Paul Mercury Insurance Company and Federal Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

Item 26.
Business and Other Connections of Investment Advisor.

Manning & Napier Advisors, Inc. is the investment advisor of the Small Cap Series, World Opportunities Series, Commodity Series, High Yield Bond Series, Technology Series, International Series, Global Fixed Income Series, Life Sciences Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Series, Pro-Blend Maximum Term Series, Equity Series, Overseas Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Tax Managed Series, Core Bond Series, Core Plus Bond Series, and Financial Services Series. Manning & Napier Advisors, Inc. was the investment advisor to the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, prior to their liquidation on February 24, 2000 and to the PureMark [R] Series prior to it's liquidation on April 25, 2003. For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

Item 27.
Principal Underwriters.

(a) Not Applicable

(b) Manning & Napier Investor Services, Inc. is the Distributor for the Registrant's shares.

Name & Principal Business Address	Positions & Offices With Distributor	Positions & Offices With Registrant
B. Reuben Auspitz 290 Woodcliff Drive Fairport, NY 14450	President and Director	Director and President
Christopher Cummings 290 Woodcliff Drive Fairport, NY 14450	Director	N/A
Beth H. Galusha 290 Woodcliff Drive Fairport, NY 14450	Treasurer	N/A
Jodi Hedberg 290 Woodcliff Drive Fairport, NY 14450	Corporate Secretary	N/A
George Nobilski 290 Woodcliff Drive Fairport, NY 14450	Director	N/A
Paul Smith 290 Woodcliff Drive Fairport, NY 14450	Director	N/A
Amy J. Williams 290 Woodcliff Drive Fairport, NY 14450	Insurance Division Compliance Officer and Chief Compliance Officer	N/A

(c) The Distributor does not receive any commissions or other form of compensation for its distribution services to the Registrant.

Item 28.
Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant except for the records required by Rule 31a-1(b)(2)(a) and (b), which are in the possession of the Custodian.

Item 29.
Management Services.

Not Applicable.

Item 30.
Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 29th day of January, 2007.
Manning & Napier Fund, Inc.
(Registrant)

By /s/ B. Reuben Auspitz
B. Reuben Auspitz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ B. Reuben Auspitz B. Reuben Auspitz	President, Principal Executive Officer, Director	January 29, 2007
/s/ Jeffrey S. Coons Jeffrey S. Coons	Vice President	January 29, 2007
/s/ Harris H. Rusitzky (Christine Glavin) Harris H. Rusitzky*	Director	January 29, 2007
/s/ Peter L. Faber (Christine Glavin) Peter L. Faber*	Director	January 29, 2007
/s/ Stephen B. Ashley (Christine Glavin) Stephen B. Ashley*	Director	January 29, 2007
/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	January 29, 2007

*By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated November 21, 2002. See File Number 002-92633, filed on February 28, 2003. Incorporated by reference.

EXHIBIT INDEX
EX-99.a(18) Articles of Amendment as filed with the State of Maryland on September 29, 2006.

EX-99.I Opinion of Morgan, Lewis & Bockius LLP.

EX-99.J Consent of PricewaterhouseCoopers, LLP.

EX-99.d3(u) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 16, 2006 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series and Overseas Series.

EX-99.d3(v) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 16, 2006 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, and Financial Services Series.

EX-99.g(a) Amended and Restated Mutual Fund Custody and Service Agreement between Exeter Fund, Inc. and Mellon Trust of New England dated May 8, 2006.